UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	8-31

Date of reporting period:	8-31-2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

ANNUAL REPORT	AUGUST 31, 2011

California High-Yield Municipal Fund

President’s Letter	2
Market Perspective	3
Performance	4
Portfolio Commentary	6
Fund Characteristics	8
Shareholder Fee Example	9
Schedule of Investments	11
Statement of Assets and Liabilities	19
Statement of Operations	20
Statement of Changes in Net Assets	21
Notes to Financial Statements	22
Financial Highlights	27
Report of Independent Registered Public Accounting Firm	29
Management	30
Approval of Management Agreement	33
Additional Information	38

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2011. Our report offers investment performance and portfolio information, presented with the expert perspective and commentary of our municipal bond (muni) portfolio management team.

This report remains one of our most important vehicles for conveying information about investment performance, as well as the market factors and strategies that affect fund returns. For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site.

Muni Market Performance Climbed from Six-Month Deficit

As described in greater detail on the following pages, muni market performance improved significantly after our last semiannual report (for the six months ended February 28, 2011).

That reporting period—when the Barclays Capital Municipal Bond Index declined 3.51%—included a turbulent two-and-a-half month span (the end of October 2010 to mid-January 2011) when a supply and demand imbalance roiled the market.

Overblown default fears—fueled by highly publicized analyst projections—compounded the market turbulence and helped trigger a wave of withdrawals from muni mutual funds. Though U.S. economic and stock market performance have been disappointing this year, making tax revenues tougher to collect, muni defaults have not approached the projected rates. Increased austerity and budget-balancing measures have helped maintain financial solvency for municipal issuers.

As 2011 and austerity measures unfolded, issuance of municipal debt declined dramatically and demand surged—relatively high yields compared with those of other high-quality bonds drew a surge of buyers. Munis rallied from mid-January through the end of the summer, helped by the rally of other high-quality bonds. This rewarded those who stayed the course and saw the turbulence as a buying opportunity.

Economic risks remain and more volatility is possible, but our muni portfolio management team liked the summer-end values of munis compared with Treasuries as a starting point for the next period. These dedicated experts provide more market and performance details in our enclosed 12-month Market Perspective and Portfolio Commentary. They will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Market Perspective

By David MacEwen, Chief Investment Officer, Fixed Income

Municipal bond (muni) indices advanced for the 12 months ended August 31, 2011 (see the table below). The moderately positive overall returns resulted from two distinct periods of performance characterized by shifting technical factors and dramatic changes in market sentiment.

After a quiet start to the reporting period, the muni market began to decline sharply in November 2010 amid a supply and demand imbalance. The expiration of the Build America Bonds (BABs) program, in which states and municipalities issued long-term taxable securities with federally subsidized interest rates, at the end of 2010 led to expectations that long-term bond issuance would shift back to the muni market, boosting supply. At the same time, demand for munis cratered as credit concerns—sparked by persistent state budget deficits and exaggerated media predictions of widespread muni defaults—led to heavy outflows from muni mutual funds.

Market conditions changed markedly in mid-January 2011, when the muni market bottomed and began a steady rebound that lasted through the end of the reporting period. The recovery began when opportunistic, non-traditional “cross-over” investors gravitated to the muni market to take advantage of relatively attractive muni yields following the market’s tumble in late 2010 and early 2011. Limited new issuance also contributed favorably to muni market performance—new muni issuance fell by 44% in the first half of 2011 compared with the same period in 2010, constrained by issuer austerity measures and the expiration of the BABs program, which accelerated into 2010 many new issues that would otherwise have come to market in 2011.

Although munis have been one of the top-performing segments in the fixed-income market during the first eight months of 2011, the severe decline from November to mid-January caused munis to underperform the returns of Treasury securities and the broad taxable bond market for the full 12-month period. Intermediate-term munis fared best as short-term munis were held in check by a stable interest rate policy from the Federal Reserve, while longer-term munis suffered disproportionately from muni fund outflows. From a credit and sector perspective, higher-quality munis outperformed lower-rated credits, while general obligation bonds outpaced tax revenue bonds.

U.S. Fixed-Income Total Returns
For the 12 months ended August 31, 2011
Barclays Capital Municipal Market Indices		Barclays Capital U.S. Taxable Market Indices
7 Year Municipal Bond	4.06%	Aggregate Bond	4.62%
Municipal High Yield Bond	3.45%	Treasury Bond	4.17%
Municipal Bond	2.66%
California Tax-Exempt Bond	2.62%
Long-Term Municipal Bond	1.84%

3

Performance

Total Returns as of August 31, 2011
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCHYX	2.07%	3.39%	4.80%	5.87%	12/30/86
Barclays Capital Municipal Bond Index	—	2.66%	4.94%	4.95%	6.41%(1)	—
Institutional Class	BCHIX	2.27%	—	—	6.29%	3/1/10
A Class No sales charge* With sales charge*	CAYAX	1.82% -2.80%	3.13% 2.19%	— —	4.43% 3.87%	1/31/03
B Class No sales charge* With sales charge*	CAYBX	1.06% -2.94%	2.37% 2.18%	— —	3.66% 3.66%	1/31/03
C Class	CAYCX	1.06%	2.37%	—	3.69%	1/31/03

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Since 12/31/86, the date nearest the Investor Class’s inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Growth of $10,000 Over 10 Years
$10,000 investment made August 31, 2001

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class
0.51%	0.31%	0.76%	1.51%	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

5

Portfolio Commentary

Portfolio Manager: Steven Permut

Performance Summary

California High-Yield Municipal returned 2.07%* for the fiscal year ended August 31, 2011. By comparison, the Barclays Capital Municipal Bond Index (representing investment-grade municipal bonds) returned 2.66%, while the Barclays Capital Municipal High Yield Bond Index (representing non-investment-grade municipal bonds) returned 3.45%.** In addition, the average return of the California Municipal Debt Funds tracked by Lipper Inc. was 1.30%*** for the 12-month period. (See page 4 and footnotes below for additional performance comparisons.)

The fund’s absolute return for the reporting period reflected the generally positive performance of municipal bond (muni) indices (see page 3). The fund’s performance trailed the return of the broad, investment-grade Municipal Bond Index as lower-quality munis lagged investment-grade munis for the 12 months. However, the fund outpaced its Lipper peer group average, in large part because it held up well during the muni market decline in late 2010 and early 2011.

Credit Environment

After several years of widening budget deficits and deteriorating credit, the state of California showed signs of stabilization over the 12-month period. In the first quarter of 2011, the state successfully trimmed about half of its budget deficit through a combination of spending cuts and fund transfers, and a budget agreement for the 2012 fiscal year (which began July 1) was approved on schedule for the first time since 2006. Although the approved budget relies on some speculative revenue sources, it also incorporates some meaningful fiscal austerity measures. In addition, the state’s cash flow situation has improved significantly, as evidenced by the limited issuance of seasonal cash-flow debt in 2011.

Nonetheless, many challenges remain for California going forward. The negative impact of a slowing economy and declining stock market on tax revenues (the wealthiest 1% of Californians are responsible for nearly half of the state’s tax revenues), the end of federal stimulus funding, the possibility of cuts in Medicaid, and long-term pension funding issues are all headwinds for the state’s fiscal situation. In addition, local governments have struggled to close their budget gaps as the state has pushed more financial responsibilities down to the local level. While we expect defaults to be rare, we could see widespread credit downgrades among local issuers in California.

*	All fund returns referenced in this commentary are for Investor Class shares.
**	The Barclays Capital Municipal High Yield Bond Index’s average returns were 2.41% and 4.96% for the five- and ten-year periods ended August 31, 2011, respectively.
***
The average returns for Lipper California Municipal Debt Funds category were 3.09% and 3.78% for the five- and ten-year periods ended August 31, 2011, respectively. Data provided by Lipper Inc. — A Reuters Company. © 2011 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon. Lipper fund performance data is total return, and is preliminary and subject to revision. The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

6

Portfolio Positioning

The fund’s outperformance of its peer group average during the 12-month period occurred primarily during the muni market decline in late 2010 and early 2011. During this period, the fund’s sector allocation and security selection helped the fund hold up better than many of its peers. For example, the fund’s largest sector weighting was land-secured bonds, which typically finance property development projects and comprised more than a quarter of the portfolio throughout the reporting period. The fund’s land-secured bonds are more seasoned and built-out, so they tend to experience less price volatility, and this attribute proved favorable as the muni market declined.

The fund also had limited exposure to corporate-backed munis, tobacco-related bonds, and industrial development securities. These segments of the muni market tend to be more volatile than other revenue bonds, and as a result, they underperformed during the muni market decline. The fund’s holdings among revenue bonds were focused on less economically sensitive sectors such as hospitals, higher education, and essential services (water, sewer, etc.). Essential services bonds were popular with non-traditional cross-over investors that were drawn to the muni market by attractive yields in early 2011.

Although this positioning contributed favorably to performance early in the reporting period, it detracted during the muni market rally in the latter half of the period. The fund’s benchmark index, as well as many of its peers, hold investment-grade munis, and these securities outperformed lower-quality munis in the market rally. In addition, the fund’s emphasis on land-secured bonds weighed on relative results given their lower price volatility.

Since late 2009, the fund has been positioned for a flatter Treasury yield curve (a narrower gap between short- and long-term Treasury yields). This positioning weighed on performance in late 2010 as the Treasury yield curve grew steeper, but it enhanced fund performance in 2011 as the Treasury curve flattened considerably. By the end of the reporting period, we had less conviction in the possibility of further upside, so we eliminated the position in August.

Outlook

We expect the muni market to remain vulnerable to “headline risk”—that is, the potential for an adverse news headline to have a significant effect on muni market performance. In particular, news that could rattle the muni market includes the potential impact of an economic slowdown on state and local budgets, as well as discussion at the federal level of reducing or eliminating the tax exemption for muni interest. Although we don’t foresee any change in munis’ tax-exempt status, the fact that it has been included in the discussion at all is noteworthy.

That said, the recent Treasury rally has caused the spreads between muni and Treasury yields to widen out, creating what we believe are attractive valuations in the muni market. Over time, we expect the gap to narrow back toward historical averages, leading to the outperformance of munis. Furthermore, we believe the fund’s credit position is as strong as it has been in recent memory, and we think this will benefit the portfolio in the current uncertain economic environment.

7

Fund Characteristics

AUGUST 31, 2011
Portfolio at a Glance
Weighted Average Maturity	19.4 years
Average Duration (Modified)	7.0 years

30-Day SEC Yields
Investor Class	4.53%
Institutional Class	4.73%
A Class	4.08%
B Class	3.52%
C Class	3.53%
Investor Class 30-Day Tax-Equivalent Yields(1)
31.98% Tax Bracket	6.66%
34.70% Tax Bracket	6.94%
39.23% Tax Bracket	7.45%
41.05% Tax Bracket	7.68%
(1)	The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Top Five Sectors	% of fund investments
Land Based	28%
Hospital Revenue	10%
General Obligation (GO)	9%
Electric Revenue	9%
Tax Allocation/Tax Increment Revenue	6%

Types of Investments in Portfolio	% of net assets
Municipal Securities	98.5%
Other Assets and Liabilities	1.5%

8

Shareholder Fee Example

 Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2011 to August 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

9

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/11	Ending Account Value 8/31/11	Expenses Paid During Period(1) 3/1/11 - 8/31/11	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,071.90	$2.56	0.49%
Investor Class (before waiver)	$1,000	$1,071.90(2)	$2.66	0.51%
Institutional Class (after waiver)	$1,000	$1,073.00	$1.52	0.29%
Institutional Class (before waiver)	$1,000	$1,073.00(2)	$1.62	0.31%
A Class (after waiver)	$1,000	$1,070.60	$3.86	0.74%
A Class (before waiver)	$1,000	$1,070.60(2)	$3.97	0.76%
B Class (after waiver)	$1,000	$1,066.50	$7.76	1.49%
B Class (before waiver)	$1,000	$1,066.50(2)	$7.87	1.51%
C Class (after waiver)	$1,000	$1,066.50	$7.76	1.49%
C Class (before waiver)	$1,000	$1,066.50(2)	$7.87	1.51%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.74	$2.50	0.49%
Investor Class (before waiver)	$1,000	$1,022.63	$2.60	0.51%
Institutional Class (after waiver)	$1,000	$1,023.74	$1.48	0.29%
Institutional Class (before waiver)	$1,000	$1,023.64	$1.58	0.31%
A Class (after waiver)	$1,000	$1,021.48	$3.77	0.74%
A Class (before waiver)	$1,000	$1,021.37	$3.87	0.76%
B Class (after waiver)	$1,000	$1,017.69	$7.58	1.49%
B Class (before waiver)	$1,000	$1,017.59	$7.68	1.51%
C Class (after waiver)	$1,000	$1,017.69	$7.58	1.49%
C Class (before waiver)	$1,000	$1,017.59	$7.68	1.51%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

10

Schedule of Investments

AUGUST 31, 2011

	Principal Amount	Value
Municipal Securities — 98.5%
CALIFORNIA — 94.9%
ABC Unified School District GO, Series 2000 B, 0.00%, 8/1/21 (NATL/FGIC)(1)(2)	$1,000,000	$605,600
Adelanto Public Utility Auth. Rev., Series 2009 A, (Utility System), 6.75%, 7/1/39	5,225,000	5,417,019
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,640,000	1,695,055
Anaheim Public Financing Auth. Lease Rev., Series 1997 A, (Public Improvements), 6.00%, 9/1/24 (AGM)(1)	1,200,000	1,391,784
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,674,871
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	1,390,000	1,230,303
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	797,647
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	3,593,040
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	2,348,136
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	1,071,956
Berryessa Union School District GO, Series 2000 A, 0.00%, 8/1/21 (AGM)(1)(2)	1,190,000	736,170
Berryessa Union School District GO, Series 2000 A, 0.00%, 8/1/22 (AGM)(1)(2)	1,220,000	686,945
Berryessa Union School District GO, Series 2000 A, 0.00%, 8/1/23 (AGM)(1)(2)	1,000,000	522,570
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22(1)	4,500,000	5,089,905
California Department of Water Resources Power Supply Rev. Series 2010 L, 5.00%, 5/1/21(1)	4,725,000	5,588,446
California Department of Water Resources Power Supply Rev. Series 2010 L, 5.00%, 5/1/22(1)	4,200,000	4,896,654
California Department of Water Resources Water System Rev., Series 2008 AE (Central Valley), 5.00%, 12/1/23(1)	2,500,000	2,846,100
California Economic Recovery GO, Series 2004 C5, VRDN, 0.09%, 9/1/11 (LOC: Bank of America N.A.)(1)	8,600,000	8,600,000
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)(1)	6,000,000	6,778,080
California Educational Facilities Auth. Rev., (Western University Health Sciences), 6.00%, 10/1/12, Prerefunded at 100% of Par(1)(3)	1,505,000	1,584,434
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	1,400,000	1,593,410
California GO, 5.25%, 10/1/29(1)	5,000,000	5,284,550
California GO, 6.00%, 4/1/38(1)	5,000,000	5,458,700
California Health Facilities Financing Auth. Rev., Series 1989 A, (Kaiser Permanente), 0.00%, 10/1/12 (Ambac-TCRS)(1)(2)	4,000,000	3,947,200
California Health Facilities Financing Auth. Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20(1)	1,500,000	1,709,415
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/16(1)	5,000,000	5,859,050
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33(1)	1,000,000	1,132,420

11

Principal Amount	Value
California Health Facilities Financing Auth. Rev., Series 2008 G, (Catholic Healthcare West), 5.50%, 7/1/25(1)	$2,000,000	$2,107,980
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	4,300,000	4,558,387
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children’s Hospital of Orange County), 6.50%, 11/1/38(1)	3,000,000	3,217,380
California Health Facilities Financing Auth. Rev., Series 2010 B, (Stanford Hospital), 5.25%, 11/15/31(1)	4,000,000	4,162,600
California Mobilehome Park Financing Auth. Rev., Series 2001 B, (Rancho Vallecitos - San Marcos), 6.75%, 11/15/36	1,905,000	1,892,198
California Mobilehome Park Financing Auth. Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36(1)	6,345,000	6,384,085
California Mobilehome Park Financing Auth. Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	1,676,760
California Municipal Finance Auth. Rev., (Biola University), 5.875%, 10/1/34	1,000,000	1,004,540
California Municipal Finance Auth. Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	3,335,000	3,424,311
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (AGM)(1)	2,000,000	2,167,400
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30(1)	2,000,000	2,100,680
California Public Works Board Lease Rev., Series 2010 A1, (Various Capital Projects), 6.00%, 3/1/35(1)	1,250,000	1,324,600
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 7.00%, 7/1/12, Prerefunded at 101% of Par(1)(3)	2,455,000	2,608,855
California State University Systemwide Rev., Series 2005 C, (Systemwide Financing Program), 5.00%, 11/1/30 (NATL)(1)	$5,000,000	$5,171,450
California State University Systemwide Rev., Series 2009 A, (Systemwide Financing Program), 5.25%, 11/1/38(1)	3,000,000	3,086,880
California Statewide Communities Development Auth. COP, (Sonoma County Indian Health), 6.40%, 9/1/29(1)	2,085,000	2,085,104
California Statewide Communities Development Auth. Pollution Control, Rev., Series 2010 A, (Southern California Education), 4.50%, 9/1/29(1)	4,000,000	3,913,040
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30(1)	1,250,000	1,273,588
California Statewide Communities Development Auth. Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,145,875
California Statewide Communities Development Auth. Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41(1)	2,500,000	2,686,450
California Statewide Communities Development Auth. Rev., (Thomas Jefferson School of Law), 7.75%, 10/1/11, Prerefunded at 101% of Par(1)(3)	1,855,000	1,884,086
California Statewide Communities Development Auth. Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31(1)	4,000,000	4,051,640
California Statewide Communities Development Auth. Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)(1)	2,000,000	2,006,340
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	7,000,000	5,939,430

12

Principal Amount	Value
California Statewide Communities Development Auth. Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(1)(4)	$3,400,000	$2,798,710
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 5.125%, 7/15/31	2,000,000	1,717,360
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 90-2), 6.00%, 9/1/33	6,250,000	6,268,625
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36(1)	2,000,000	2,190,800
Chula Vista Community Facilities District No. 06-1 Area A Special Tax Rev., (Eastlake Woods), 6.20%, 9/1/33	3,600,000	3,600,684
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34(1)	1,000,000	1,096,930
Clovis Public Financing Auth. Lease Rev., (Corporate Yard), 5.375%, 3/1/20 (Ambac)(1)	1,780,000	1,804,208
Corcoran COP 8.75%, 6/1/16(4)	345,000	411,268
Duarte Unified School District GO, Series 1999 B, 0.00%, 11/1/23 (AGM)(1)(2)	1,150,000	591,629
Eastern Municipal Water District Water and Sewer COP, Series 2008 H, 5.00%, 7/1/33(1)	4,000,000	4,112,720
El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	2,500,000	2,441,750
Folsom Community Facilities District No. 7 Special Tax Rev., 5.75%, 9/1/14	1,885,000	1,885,000
Foothill-De Anza Community College District GO, 0.00%, 8/1/21 (NATL)(1)(2)	3,000,000	1,984,290
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)(2)	5,000,000	4,922,150
Fullerton Community Facilities District No. 1 Special Tax Rev., (Amerige Heights), 6.20%, 9/1/32	3,000,000	3,043,170
Fullerton Unified School District Special Tax Rev., (Community Facilities District No. 2001-1), 6.375%, 9/1/31	5,000,000	5,078,000
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	8,500,000	5,484,880
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	9,500,000	6,731,320
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	2,670,000	2,394,616
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/35	1,510,000	1,298,494
Hesperia Public Financing Auth. Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)(1)	3,000,000	2,243,040
Hesperia Public Financing Auth. Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)(1)	2,025,000	1,452,431
Highland Community Facilities District No. 2001-1 Special Tax Rev., 6.45%, 9/1/28	2,000,000	2,000,000
Independent Cities Finance Auth. Mobile Home Park Rev., Series 2011 A, (Castle Mobile Estates), 6.75%, 8/15/46(1)	2,500,000	2,554,375
Independent Cities Lease Finance Auth. Rev., Series 2004 A, (Morgan Hill - Hacienda Valley Mobile Estates), 5.90%, 11/15/34	2,235,000	2,129,106
Independent Cities Lease Finance Auth. Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	447,590

13

Principal Amount	Value
Independent Cities Lease Finance Auth. Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	$1,150,000	$1,016,543
Independent Cities Lease Finance Auth. Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	3,090,361
Irvine Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.70%, 9/1/35	1,000,000	1,061,700
Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/38	2,000,000	2,223,420
Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2005 A, (Rosetta Canyon Improvement Area No. 1), 5.25%, 9/1/35	1,225,000	1,045,440
Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2006 A, (Rosetta Canyon Improvement Area No. 2), 5.25%, 9/1/37	5,000,000	4,198,850
Lake Elsinore Community Facilities District No. 2005-1 Special Tax Rev., Series 2006 A, 5.35%, 9/1/36	1,100,000	962,819
Lake Elsinore Community Facilities District No. 2005-2 Special Tax Rev., Series 2005 A, (Alverhill Ranch Improvement Area A), 5.45%, 9/1/36	4,000,000	3,478,200
Lake Elsinore Unified School District Special Tax Rev., (Community Facilities District No. 2005-1, Improvement Area A), 5.40%, 9/1/35	2,245,000	1,987,072
Lincoln Community Facilities District No. 2003-1 Special Tax Rev., (Lincoln Crossing), 6.00%, 9/1/13, Prerefunded at 102% of Par(3)	1,775,000	1,996,059
Los Angeles Community College District GO, Series 2008 F1, (Election of 2003), 5.00%, 8/1/27(1)	2,000,000	2,149,120
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,310,000	1,317,402
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/25(1)	2,000,000	2,163,360
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No 18), 6.75%, 9/2/16	1,120,000	1,132,723
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39(1)	3,000,000	3,193,110
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27(1)	2,000,000	2,200,040
Moorpark Mobile Home Park Rev., Series 2011 A, (Villa Delaware Arroyo), 6.50%, 5/15/41(1)	4,000,000	4,033,840
Moreno Valley Unified School District Special Tax Rev., (Community Facilities District No. 2002-1), 6.20%, 9/1/32	4,000,000	4,021,680
Murrieta Community Facilities District No. 2002-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,920,000	1,797,542
Murrieta Improvement Bond Act of 1915 Special Tax Rev., (Community Facilities District No. 2000-1), 6.375%, 9/1/30	4,060,000	4,061,137
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29(1)	2,500,000	2,683,575
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25(1)	3,500,000	3,401,475

14

Principal Amount	Value
Oceanside Community Facilities District No. 2001-1 Special Tax Rev., Series 2002 A, (Morrow Hills Development), 6.20%, 9/1/32	$2,435,000	$2,280,645
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	1,375,000	1,363,698
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/30 (NATL)(1)	3,000,000	3,235,920
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	4,000,000	4,080,360
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,145,000	1,073,884
Palomar Pomerado Health Care District COP, (Indian Health Council, Inc.), 6.25%, 10/1/29(1)	2,345,000	2,356,022
Perris Public Financing Auth. Special Tax Rev., Series 2003 A, 6.25%, 9/1/33	2,955,000	2,961,205
Perris Public Financing Auth. Special Tax Rev., Series 2004 A, 6.125%, 9/1/34	2,995,000	2,960,438
Perris Public Financing Auth. Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	2,210,000	2,100,848
Pleasant Valley School District/Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL)(1)	4,835,000	5,224,846
Poway Unified School District Public Financing Auth. Rev., 7.875%, 9/15/39	4,000,000	4,284,480
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Rev., (Sunridge Anatolia), 5.375%, 9/1/37	3,000,000	2,536,290
Rancho Cordova Community Facilities District No. 2004-1 Special Tax Rev., (Sunridge Park Area), 6.125%, 9/1/37	5,000,000	4,677,300
Riverside County COP, 5.75%, 11/1/31 (NATL)(1)	2,365,000	2,427,696
Riverside County Improvement Bond Act of 1915 Special Assessment Rev., (District No. 168-Rivercrest), 6.70%, 9/2/26	1,875,000	1,882,688
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.25%, 10/1/30(1)	2,200,000	2,283,160
Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	2,000,000	1,697,560
Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities School District No. 15, Improvement Area 2), 5.25%, 9/1/30	1,000,000	917,770
Rohnert Park Finance Auth. Rev., Series 2001 A, (Las Casitas de Sonoma), 6.40%, 4/15/36	4,315,000	4,316,424
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	4,000,000	3,505,280
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,544,620
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/37(1)	1,295,000	1,323,050
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35(1)	4,000,000	4,262,160
Sacramento County COP, 5.75%, 2/1/30(1)	3,000,000	3,136,110
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)(1)	4,000,000	4,498,720
Sacramento Special Tax Rev. (North Natomas Community Facilities District No.1), 6.30%, 9/1/26	3,840,000	3,848,218
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41(1)	3,850,000	3,822,010

15

Principal Amount	Value
San Buenaventura City COP, (Wastewater Revenue), 5.00%, 3/1/29 (NATL)(1)	$1,975,000	$2,018,944
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment), 7.00%, 11/1/39(1)	3,000,000	3,189,150
San Francisco City and County Airports Commission Rev., Series 2008 34D, (San Francisco International Airport), 5.25%, 5/1/26(1)	3,000,000	3,205,620
San Francisco City and County Airports Commission Rev., Series 2011 D, 5.00%, 5/1/31(1)	5,390,000	5,644,246
San Francisco City and County Redevelopment Agency Lease Rev., (George R. Mascone), 0.00%, 7/1/13(1)(2)	1,250,000	1,221,763
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39(1)	2,000,000	2,037,900
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 C, (Mission Bay South Redevelopment), 6.75%, 8/1/41(1)	1,000,000	1,060,230
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 7.00%, 8/1/41(1)	1,250,000	1,311,350
San Jose Airport Rev., Series 2011 A2, 5.25%, 3/1/34(1)	2,605,000	2,643,945
San Marcos Public Facilities Auth. Special Tax Rev., Series 2004 A, 5.45%, 9/1/24	2,790,000	2,718,074
Santa Barbara County Water COP, 5.50%, 9/1/22 (Ambac)(1)	3,005,000	3,143,951
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36(1)	3,000,000	3,327,000
Santa Margarita Water District Special Tax Rev., Series 2011 A, (Community Facilities District No. 99-1), 5.25%, 9/1/29	1,000,000	1,008,520
Santa Margarita Water District Special Tax Rev., Series 2011 B, (Community Facilities District No. 99-1), 5.875%, 9/1/38	650,000	656,604
Shasta Lake Public Finance Auth. Rev., (Electrical Enterprise), 6.25%, 4/1/13, Prerefunded at 102% of Par(1)(3)	7,755,000	8,643,645
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	2,160,000	2,173,586
Southern California Public Power Auth. Rev., (Southern Transmission), 0.00%, 7/1/14 (NATL-IBC)(1)(5)	2,400,000	2,267,136
Southern California Public Power Auth. Rev., (Southern Transmission), 0.00%, 7/1/15 (NATL-IBC)(1)(5)	1,250,000	1,144,875
Southern California Public Power Auth. Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22(1)	5,750,000	6,485,827
Stockton Community Facilities District Special Tax Rev., (Spanos Park West No. 2001-1), 6.375%, 9/1/12, Prerefunded at 102% of Par(1)(3)	4,195,000	4,529,258
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,499,610
Susanville Public Financing Auth. Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45(1)	3,000,000	2,944,320
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/22 (NATL/FGIC)(1)(2)	2,690,000	1,514,658
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/23 (NATL/FGIC)(1)(2)	2,220,000	1,160,105

16

Principal Amount	Value
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	$3,105,000	$2,702,281
Tri-Dam Power Auth. Rev., 4.00%, 5/1/16	2,165,000	2,273,683
Tri-Dam Power Auth. Rev., 4.00%, 11/1/16	2,165,000	2,275,891
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.875%, 1/1/29(1)	2,000,000	2,217,420
Turlock Health Facility COP, Series 2007 B, (Emanuel Medical Center, Inc.), 5.50%, 10/15/37(1)	1,000,000	857,200
Turlock Public Financing Auth. Tax Allocation Rev., 7.50%, 9/1/39(1)	2,770,000	2,916,533
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	5,000,000	4,861,400
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,261,741
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30(1)	1,000,000	1,009,790
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40(1)	1,500,000	1,511,400
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)(1)	4,000,000	4,003,240
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/30	2,500,000	2,193,025
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/36	2,600,000	2,190,656
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	1,600,000	1,729,152
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	5,000,000	4,843,050
West Sacramento Community Facilities District No. 20 Special Tax Rev., 5.30%, 9/1/35	1,740,000	1,496,243
Yosemite Community College District GO, (Election of 2004), 0.00%, 8/1/16 (AGM)(1)(2)	3,545,000	3,068,304
Yuba City Redevelopment Agency Tax Allocation Rev., 5.70%, 9/1/24	2,270,000	2,103,995
Yuba City Unified School District GO, 0.00%, 3/1/25 (NATL/FGIC)(1)(2)	1,500,000	624,045
		472,202,501
GUAM — 0.7%
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	3,300,000	3,407,250
PUERTO RICO — 2.2%
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/30(1)	1,145,000	1,109,642
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38(1)	2,500,000	2,523,425
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39(1)	2,000,000	2,020,940
Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, VRN, 1.10%, 11/1/11(1)	10,000,000	5,374,800
		11,028,807
U.S. VIRGIN ISLANDS — 0.7%
Virgin Islands Public Finance Auth. Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,123,740
Virgin Islands Public Finance Auth. Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29(1)	1,500,000	1,492,140
		3,615,880
TOTAL INVESTMENT SECURITIES — 98.5%(Cost $488,953,321)		490,254,438
OTHER ASSETS AND LIABILITIES — 1.5%		7,421,074
TOTAL NET ASSETS — 100.0%		$497,675,512

17

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
29	U.S. Long Bond	December 2011	$3,944,906	$(18,870)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
92	U.S. Treasury 2-Year Notes	December 2011	$20,286,000	$1,230

Notes to Schedule of Investments

AGM = Assured Guaranty Municipal Corporation
Ambac = Ambac Assurance Corporation
Ambac-TCRS = Ambac Assurance Corporation - Transferrable Custodial Receipts
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
GO = General Obligation
NATL = National Public Finance Guarantee Corporation
NATL-IBC = National Public Finance Guarantee Corporation - Insured Bond Certificates
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA = XL Capital Ltd.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $24,231,000.
(2)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,209,978, which represented 0.6% of total net assets.

(5)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

18

Statement of Assets and Liabilities

AUGUST 31, 2011
Assets
Investment securities, at value (cost of $488,953,321)	$490,254,438
Cash	504,981
Receivable for investments sold	896,550
Receivable for capital shares sold	687,907
Interest receivable	9,353,474
501,697,350

Liabilities
Payable for investments purchased	2,485,846
Payable for capital shares redeemed	723,702
Payable for variation margin on futures contracts	37,156
Accrued management fees	210,457
Distribution and service fees payable	39,898
Dividends payable	524,779
4,021,838

Net Assets	$497,675,512

Net Assets Consist of:
Capital paid in	$535,773,022
Accumulated net realized loss	(39,380,987)
Net unrealized appreciation	1,283,477
$497,675,512

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$374,466,726	39,836,377	$9.40
Institutional Class	$9,784,296	1,041,092	$9.40
A Class	$89,027,893	9,470,508	$9.40	*
B Class	$479,232	50,977	$9.40
C Class	$23,917,365	2,544,027	$9.40

*	Maximum offering price $9.84 (net asset value divided by 0.955)

See Notes to Financial Statements.

19

Statement of Operations

YEAR ENDED AUGUST 31, 2011
Investment Income (Loss)
Income:
Interest	$28,463,245

Expenses:
Management fees	2,537,831
Distribution and service fees:
A Class	239,351
B Class	7,209
C Class	254,137
Trustees’ fees and expenses	27,929
Other expenses	2,162
3,068,619
Fees waived	(93,432)
2,975,187

Net investment income (loss)	25,488,058

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(5,982,536)
Futures contract transactions	(1,952,320)
(7,934,856)

Change in net unrealized appreciation (depreciation) on:
Investments	(9,827,929)
Futures contracts	(148,880)
(9,976,809)

Net realized and unrealized gain (loss)	(17,911,665)

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,576,393

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2011 AND AUGUST 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$25,488,058	$26,407,392
Net realized gain (loss)	(7,934,856)	(4,867,527)
Change in net unrealized appreciation (depreciation)	(9,976,809)	50,932,301
Net increase (decrease) in net assets resulting from operations	7,576,393	72,472,166

Distributions to Shareholders
From net investment income:
Investor Class	(19,320,213)	(20,168,524)
Institutional Class	(413,005)	(668)
A Class	(4,626,144)	(4,958,395)
B Class	(29,339)	(40,637)
C Class	(1,036,820)	(1,241,451)
Decrease in net assets from distributions	(25,425,521)	(26,409,675)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(39,890,836)	3,228,416

Net increase (decrease) in net assets	(57,739,964)	49,290,907

Net Assets
Beginning of period	555,415,476	506,124,569
End of period	$497,675,512	$555,415,476

Accumulated net investment loss	—	$(50,885)

See Notes to Financial Statements.

21

Notes to Financial Statements

AUGUST 31, 2011

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes. The fund pursues its objective by investing a portion of its assets in lower-rated and unrated municipal securities.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. Sale of the Institutional Class commenced on March 1, 2010. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued issuance of the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

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Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1925% to 0.3100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. From September 1, 2010 through July 31, 2011, the investment advisor voluntarily agreed to waive 0.020% of its management fee. The total amount of the waiver for each class for the year ended August 31, 2011 was $69,628, $1,366, $17,629, $136 and $4,673 for the Investor Class, Institutional Class, A Class, B Class and C Class, respectively. The effective annual management fee before waiver for each class for the year ended August 31, 2011 was 0.50% for the Investor Class, A Class, B Class and C Class and 0.30% for the Institutional Class. The effective annual management fee after waiver for each class for the year ended August 31, 2011 was 0.48% for the Investor Class, A Class, B Class and C Class and 0.28% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will

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each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the year ended August 31, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund had a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) was a custodian of the fund. JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the year ended August 31, 2011 were $184,695,959 and $231,765,455 respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2011		Year ended August 31, 2010(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	8,511,978	$79,214,553	8,560,326	$79,770,530
Issued in reinvestment of distributions	1,577,617	14,566,298	1,630,497	15,236,776
Redeemed	(13,359,965)	(123,867,707)	(9,144,211)	(85,139,104)
	(3,270,370)	(30,086,856)	1,046,612	9,868,202
Institutional Class
Sold	1,331,279	12,513,170	2,694	25,000
Issued in reinvestment of distributions	45,139	412,959	71	668
Redeemed	(338,091)	(3,045,420)	—	—
	1,038,327	9,880,709	2,765	25,668
A Class
Sold	2,586,970	24,073,713	2,306,535	21,540,276
Issued in reinvestment of distributions	360,424	3,326,466	370,535	3,462,892
Redeemed	(4,480,944)	(41,206,399)	(3,064,884)	(28,530,752)
	(1,533,550)	(13,806,220)	(387,814)	(3,527,584)
B Class
Sold	63	589	191	1,776
Issued in reinvestment of distributions	2,275	21,041	2,614	24,493
Redeemed	(56,890)	(523,069)	(4,748)	(44,265)
	(54,552)	(501,439)	(1,943)	(17,996)
C Class
Sold	316,280	2,938,770	304,086	2,826,002
Issued in reinvestment of distributions	52,701	486,787	61,306	572,964
Redeemed	(951,568)	(8,802,587)	(702,493)	(6,518,840)
	(582,587)	(5,377,030)	(337,101)	(3,119,874)
Net increase (decrease)	(4,402,732)	$(39,890,836)	322,519	$3,228,416

(1)	March 1, 2010 (commencement of sale) through August 31, 2010 for the Institutional Class.

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6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund frequently utilized interest rate risk derivative instruments throughout the reporting period, though the amounts held at period end as disclosed on the Schedule of Investments were lower than the fund’s typical volume during the period.

The value of interest rate risk derivative instruments as of August 31, 2011, is disclosed on the Statement of Assets and Liabilities as a liability of $37,156 in payable for variation margin on futures contracts. For the year ended August 31, 2011, the effect of interest rate risk derivative instruments on the Statement of Operations was $(1,952,320) in net realized gain (loss) on futures contract transactions and $(148,880) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests a portion of its assets in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

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9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2011 and August 31, 2010 were as follows:

	2011	2010
Distributions Paid From
Exempt income	$25,425,521	$26,409,675
Taxable ordinary income	—	—
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of August 31, 2011, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$488,941,712
Gross tax appreciation of investments	$18,630,691
Gross tax depreciation of investments	(17,317,965)
Net tax appreciation (depreciation) of investments	$1,312,726
Net tax appreciation (depreciation) on derivatives	—
Other book-to-tax adjustments	$(215,547)
Net tax appreciation (depreciation)	$1,097,179
Accumulated capital losses	$(32,789,723)
Capital loss deferral	$(6,404,966)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral on book-to-tax amortization policies and the realization for tax purposes of unrealized gains (losses) on futures contracts. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2015	2016	2017	2018	2019
$(1,856,959)	$(59,454)	$(11,784,441)	$(12,885,340)	$(6,203,529)

The capital loss deferral represents net capital losses incurred in the ten-month period ended August 31, 2011. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:			Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011	$9.69	0.47(2)	(0.29)	0.18	(0.47)	$9.40	2.07%	0.49%	0.51%	5.10%	5.08%	37%	$374,467
2010	$8.88	0.47(2)	0.81	1.28	(0.47)	$9.69	14.78%	0.49%	0.51%	5.08%	5.06%	17%	$417,503
2009	$9.50	0.48	(0.62)	(0.14)	(0.48)	$8.88	(1.16)%	0.52%	0.52%	5.56%	5.56%	26%	$373,313
2008	$9.90	0.48	(0.40)	0.08	(0.48)	$9.50	0.81%	0.52%	0.52%	4.91%	4.91%	31%	$455,741
2007	$10.25	0.48	(0.35)	0.13	(0.48)	$9.90	1.22%	0.52%	0.52%	4.70%	4.70%	17%	$467,477
Institutional Class
2011	$9.69	0.49(2)	(0.29)	0.20	(0.49)	$9.40	2.27%	0.29%	0.31%	5.30%	5.28%	37%	$9,784
2010(3)	$9.28	0.25(2)	0.41	0.66	(0.25)	$9.69	7.16%	0.29%(4)	0.31%(4)	5.24%(4)	5.22%(4)	17%(5)	$27
A Class
2011	$9.69	0.45(2)	(0.29)	0.16	(0.45)	$9.40	1.82%	0.74%	0.76%	4.85%	4.83%	37%	$89,028
2010	$8.88	0.45(2)	0.81	1.26	(0.45)	$9.69	14.50%	0.74%	0.76%	4.83%	4.81%	17%	$106,577
2009	$9.50	0.46	(0.62)	(0.16)	(0.46)	$8.88	(1.41)%	0.77%	0.77%	5.31%	5.31%	26%	$101,111
2008	$9.90	0.45	(0.40)	0.05	(0.45)	$9.50	0.55%	0.77%	0.77%	4.66%	4.66%	31%	$133,480
2007	$10.25	0.46	(0.35)	0.11	(0.46)	$9.90	0.97%	0.77%	0.77%	4.45%	4.45%	17%	$147,314

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For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data							Ratios and Supplemental Data
	Income From Investment Operations:			Distributions From:			Ratio to Average Net Assets of:
Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
B Class
2011	$9.69	0.38(2)	(0.29)	0.09	(0.38)	$9.40	1.06%	1.49%	1.51%	4.10%	4.08%	37%	$479
2010	$8.88	0.38(2)	0.81	1.19	(0.38)	$9.69	13.65%	1.49%	1.51%	4.08%	4.06%	17%	$1,022
2009	$9.50	0.39	(0.62)	(0.23)	(0.39)	$8.88	(2.14)%	1.52%	1.52%	4.56%	4.56%	26%	$954
2008	$9.90	0.38	(0.40)	(0.02)	(0.38)	$9.50	(0.20)%	1.52%	1.52%	3.91%	3.91%	31%	$1,209
2007	$10.25	0.38	(0.35)	0.03	(0.38)	$9.90	0.22%	1.52%	1.52%	3.70%	3.70%	17%	$1,454
C Class
2011	$9.69	0.38(2)	(0.29)	0.09	(0.38)	$9.40	1.06%	1.49%	1.51%	4.10%	4.08%	37%	$23,917
2010	$8.88	0.38(2)	0.81	1.19	(0.38)	$9.69	13.64%	1.49%	1.51%	4.08%	4.06%	17%	$30,286
2009	$9.50	0.39	(0.62)	(0.23)	(0.39)	$8.88	(2.14)%	1.52%	1.52%	4.56%	4.56%	26%	$30,747
2008	$9.90	0.38	(0.40)	(0.02)	(0.38)	$9.50	(0.20)%	1.52%	1.52%	3.91%	3.91%	31%	$39,283
2007	$10.25	0.38	(0.35)	0.03	(0.38)	$9.90	0.22%	1.52%	1.52%	3.70%	3.70%	17%	$42,125

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Computed using average shares outstanding throughout the period.

(3)	March 1, 2010 (commencement of sale) through August 31, 2010.

(4)	Annualized.

(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

See Notes to Financial Statements.

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Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century California Tax-Free and Municipal Funds and Shareholders of the California High-Yield Municipal Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California High-Yield Municipal Fund (one of the four funds in the American Century California Tax-Free and Municipal Funds, hereafter referred to as the “Fund”) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
October 19, 2011

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Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees), is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees.

Mr. Thomas is the only trustee who is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS). The trustees serve in this capacity for eight (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is
4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman, SBCC Group Inc. (investment advisory services) (2006 to present); Fellow in Practice, International Center for Finance, Yale University School of Management (1985 to present); Chief Executive Officer, Tribeca Global Management LLC (asset management firm) (2004 to 2006)	40	None
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	40	None
John Freidenrich (1937)	Trustee	Since 2005	Founder, Member and Manager, Regis Management Company, LLC (investment management firm) (April 2004 to present)	40	None

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Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995	Charles J. Meyers Professor of Law and Business, Stanford Law School (1979 to present); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	40	None
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, BlackRock, Inc. (investment management firm) (2010 to 2011); Senior Advisor, Barclays Global Investors (investment management firm) (2003 to 2009)	40	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	40	Intraware, Inc. (2003 to 2009)
Myron S. Scholes (1941)	Trustee	Since 1980	Chairman, Platinum Grove Asset Management, L.P. (asset manager) (1999 to 2009); Frank E. Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1996 to present)	40	Dimensional Fund Advisors (investment advisor); CME Group, Inc. (futures and options exchange)
John B. Shoven (1947)	Trustee	Since 2002	Professor of Economics, Stanford University (1973 to present)	40	Cadence Design Systems; Exponent; Financial Engines; Watson Wyatt Worldwide (2002 to 2006)

Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	104	None

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Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007
President and Chief Executive Officer, ACC (March 2007 to present); Chief
Administrative Officer, ACC (February 2006 to February 2007); Executive
Vice President, ACC (November 2005 to February 2007). Also serves as:
Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM;
Director, ACC, ACIM and other ACC subsidiaries

Barry Fink (1955)	Executive Vice President since 2007
Chief Operating Officer and Executive Vice President, ACC (September 2007
to present); President, ACS (October 2007 to present); Managing Director,
Morgan Stanley (2000 to 2007); Global General Counsel, Morgan Stanley
(2000 to 2006). Also serves as: Manager, ACS and Director, ACC and certain
ACC subsidiaries

Maryanne L. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000
Chief Compliance Officer, American Century funds, ACIM and ACS (August
2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006);
and Treasurer and Chief Financial Officer, various American Century funds
(July 2000 to August 2006). Also serves as: Senior Vice President, ACS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November
2005 to present), General Counsel, ACC (March 2007 to present); Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and
Senior Vice President, ACIM and ACS

Robert J. Leach (1966)	Vice President, Treasurer and Chief Financial Officer since 2006	Vice President, ACS (February 2000 to present); and Controller, various American Century funds (1997 to September 2006)
David H. Reinmiller (1963)	Vice President since 2001	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present); Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

The Statement of Additional Information has additional information about the fund’s trustees and is available without charge, upon request, by calling 1-800-345-2021.

32

Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

33

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of

34

similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance and Portfolio Commentary sections of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

35

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

36

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

37

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $25,447,507 as exempt interest dividends for the fiscal year ended August 31, 2011.

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century California Tax-Free and Municipal Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-ANN-73001    1110

ANNUAL REPORT	AUGUST 31, 2011

California Intermediate-Term Tax-Free Bond Fund

President’s Letter	2
Market Perspective	3
Performance	4
Portfolio Commentary	6
Fund Characteristics	8
Shareholder Fee Example	9
Schedule of Investments	11
Statement of Assets and Liabilities	24
Statement of Operations	25
Statement of Changes in Net Assets	26
Notes to Financial Statements	27
Financial Highlights	32
Report of Independent Registered Public Accounting Firm	34
Management	35
Approval of Management Agreement	38
Additional Information	43

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2011. Our report offers investment performance and portfolio information, presented with the expert perspective and commentary of our municipal bond (muni) portfolio management team.

This report remains one of our most important vehicles for conveying information about investment performance, as well as the market factors and strategies that affect fund returns. For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site.

Muni Market Performance Climbed from Six-Month Deficit

As described in greater detail on the following pages, muni market performance improved significantly after our last semiannual report (for the six months ended February 28, 2011).

That reporting period—when the Barclays Capital Municipal Bond Index declined 3.51%—included a turbulent two-and-a-half month span (the end of October 2010 to mid-January 2011) when a supply and demand imbalance roiled the market.

Overblown default fears—fueled by highly publicized analyst projections—compounded the market turbulence and helped trigger a wave of withdrawals from muni mutual funds. Though U.S. economic and stock market performance have been disappointing this year, making tax revenues tougher to collect, muni defaults have not approached the projected rates. Increased austerity and budget-balancing measures have helped maintain financial solvency for municipal issuers.

As 2011 and austerity measures unfolded, issuance of municipal debt declined dramatically and demand surged—relatively high yields compared with those of other high-quality bonds drew a surge of buyers. Munis rallied from mid-January through the end of the summer, helped by the rally of other high-quality bonds. This rewarded those who stayed the course and saw the turbulence as a buying opportunity.

Economic risks remain and more volatility is possible, but our muni portfolio management team liked the summer-end values of munis compared with Treasuries as a starting point for the next period. These dedicated experts provide more market and performance details in our enclosed 12-month Market Perspective and Portfolio Commentary. They will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Market Perspective

By David MacEwen, Chief Investment Officer, Fixed Income

Municipal bond (muni) indices advanced for the 12 months ended August 31, 2011 (see the table below). The moderately positive overall returns resulted from two distinct periods of performance characterized by shifting technical factors and dramatic changes in market sentiment.

After a quiet start to the reporting period, the muni market began to decline sharply in November 2010 amid a supply and demand imbalance. The expiration of the Build America Bonds (BABs) program, in which states and municipalities issued long-term taxable securities with federally subsidized interest rates, at the end of 2010 led to expectations that long-term bond issuance would shift back to the muni market, boosting supply. At the same time, demand for munis cratered as credit concerns—sparked by persistent state budget deficits and exaggerated media predictions of widespread muni defaults—led to heavy outflows from muni mutual funds.

Market conditions changed markedly in mid-January 2011, when the muni market bottomed and began a steady rebound that lasted through the end of the reporting period. The recovery began when opportunistic, non-traditional “cross-over” investors gravitated to the muni market to take advantage of relatively attractive muni yields following the market’s tumble in late 2010 and early 2011. Limited new issuance also contributed favorably to muni market performance—new muni issuance fell by 44% in the first half of 2011 compared with the same period in 2010, constrained by issuer austerity measures and the expiration of the BABs program, which accelerated into 2010 many new issues that would otherwise have come to market in 2011.

Although munis have been one of the top-performing segments in the fixed-income market during the first eight months of 2011, the severe decline from November to mid-January caused munis to underperform the returns of Treasury securities and the broad taxable bond market for the full 12-month period. Intermediate-term munis fared best as short-term munis were held in check by a stable interest rate policy from the Federal Reserve, while longer-term munis suffered disproportionately from muni fund outflows. From a credit and sector perspective, higher-quality munis outperformed lower-rated credits, while general obligation bonds outpaced tax revenue bonds.

U.S. Fixed-Income Total Returns
For the 12 months ended August 31, 2011
Barclays Capital Municipal Market Indices		Barclays Capital U.S. Taxable Market Indices
7 Year Municipal Bond	4.06%	Aggregate Bond	4.62%
Municipal High Yield Bond	3.45%	Treasury Bond	4.17%
Municipal Bond	2.66%
California Tax-Exempt Bond	2.62%
Long-Term Municipal Bond	1.84%

Performance

Total Returns as of August 31, 2011
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCITX	2.27%	4.42%	4.06%	5.72%	11/9/83
Barclays Capital 7 Year Municipal Bond Index	—	4.06%	6.07%	5.24%	N/A(1)	—
Institutional Class	BCTIX	2.39%	—	—	5.27%	3/1/10
A Class No sales charge* With sales charge*	BCIAX	1.93% -2.70%	— —	— —	4.80% 1.62%	3/1/10
C Class	BCIYX	1.27%	—	—	4.09%	3/1/10

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Benchmark data first available 1/1/90.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Growth of $10,000 Over 10 Years
$10,000 investment made August 31, 2001

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.48%	0.28%	0.73%	1.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary

Portfolio Managers: Alan Kruss, Joseph Gotelli, and Steven Permut

Performance Summary

California Intermediate-Term Tax-Free Bond returned 2.27%* for the fiscal year ended August 31, 2011. By comparison, the Barclays Capital 7 Year Municipal Bond Index returned 4.06%, while the average return of the California Intermediate Municipal Debt Funds tracked by Lipper Inc. was 1.76%.** (See page 4 and footnotes below for additional performance comparisons.)

The fund’s absolute return for the reporting period reflected the generally positive performance of broad municipal bond (muni) indices (see page 3). The fund’s performance outpaced the average return of its Lipper peer group, thanks largely to favorable sector positioning, but it trailed the Barclays Capital 7 Year Municipal Bond Index. According to Barclays Capital, this maturity segment produced the best returns in the muni market for the 12-month period. The portfolio’s weighted average maturity as of August 31, 2011, was 9.7 years, and longer-maturity munis lagged intermediate-term munis (as shown in the table on page 3).

Credit Environment

After several years of widening budget deficits and deteriorating credit, the state of California showed signs of stabilization over the 12-month period. In the first quarter of 2011, the state successfully trimmed about half of its budget deficit through a combination of spending cuts and fund transfers, and a budget agreement for the 2012 fiscal year (which began July 1) was approved on schedule for the first time since 2006. Although the approved budget relies on some speculative revenue sources, it also incorporates some meaningful fiscal austerity measures. In addition, the state’s cash flow situation has improved significantly, as evidenced by the limited issuance of seasonal cash-flow debt in 2011.

Nonetheless, many challenges remain for California going forward. The negative impact of a slowing economy and declining stock market on tax revenues (the wealthiest 1% of Californians are responsible for nearly half of the state’s tax revenues), the end of federal stimulus funding, the possibility of cuts in Medicaid, and long-term pension funding issues are all headwinds for the state’s fiscal situation. In addition, local governments have struggled to close their budget gaps as the state has pushed more financial responsibilities down to the local level. While we expect defaults to be rare, we could see widespread credit downgrades among local issuers in California.

Portfolio Positioning

The fund had a greater emphasis on higher-quality securities than its peer group, reflecting our policy of taking measured credit risk. This approach paid off during the reporting period as higher-rated securities outperformed, especially

*	All fund returns referenced in this commentary are for Investor Class shares.
**The average returns for Lipper California Intermediate Municipal Debt Funds category were 3.93% and 3.70% for the five- and ten-year periods ended August 31, 2011, respectively. Data provided by Lipper Inc. — A Reuters Company. © 2011 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon. Lipper fund performance data is total return, and is preliminary and subject to revision. The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

in early 2011 as non-traditional cross-over investors—drawn to the muni market by attractive yields—flocked to bonds providing a combination of high credit quality and ample liquidity.

For much of the period, we limited the fund’s exposure to state general obligation (GO) and local tax revenue bonds in California, given their budgetary challenges and the market’s response to them. Among the fund’s GO holdings, however, we emphasized state GOs over local, and this positioning added value as a combination of cross-over demand and lack of supply (the state of California did not issue any bonds during the first eight months of 2011) boosted state GOs.

From a sector perspective, we focused on less economically sensitive sectors of the California muni market, including hospitals, electric utilities, and essential services such as water and sewer. Each of these sectors outperformed for the 12-month period, providing a boost to fund performance. Another positive sector decision was an underweight position in tobacco bonds, which are backed by a settlement agreement between 46 states (including California) and the major tobacco companies. Many of California’s tobacco bonds are lower-rated securities, which generally underperformed during the period, so the fund’s limited exposure contributed favorably to relative results.

On the downside, the fund’s maturity structure detracted from performance. Intermediate-term bonds were the best performers in the California muni market, and although the fund held a substantial position in this maturity segment, it also had meaningful exposure to longer-term munis, which lagged for the 12 months. As of the end of the reporting period, nearly 40% of the portfolio was invested in long-term bonds (those maturing in 10 years or more).

Since late 2009, the fund has been positioned for a flatter Treasury yield curve (a narrower gap between short- and long-term Treasury yields). This positioning weighed on performance in late 2010 as the Treasury yield curve grew steeper, but it enhanced fund performance in 2011 as the Treasury curve flattened considerably. By the end of the reporting period, we had less conviction in the possibility of further upside, so we eliminated the position from the portfolio in August.

Outlook

We expect the muni market to remain vulnerable to “headline risk”—that is, the potential for an adverse news headline to have a significant effect on muni market performance. In particular, news that could rattle the muni market includes the potential impact of an economic slowdown on state and local budgets, as well as discussion at the federal level of reducing or eliminating the tax exemption for muni interest. Although we don’t foresee any change in munis’ tax-exempt status, the fact that it has been included in the discussion at all is noteworthy.

That said, the recent Treasury rally has caused the spreads between muni and Treasury yields to widen out, creating what we believe are attractive valuations in the muni market. Over time, we expect the gap to narrow back toward historical averages, leading to the outperformance of munis.

Fund Characteristics

AUGUST 31, 2011
Portfolio at a Glance
Weighted Average Maturity	9.7 years
Average Duration (Modified)	5.0 years

30-Day SEC Yields
Investor Class	2.38%
Institutional Class	2.58%
A Class	2.04%
C Class	1.39%
Investor Class 30-Day Tax-Equivalent Yields*
31.98% Tax Bracket	3.50%
34.70% Tax Bracket	3.64%
39.23% Tax Bracket	3.92%
41.05% Tax Bracket	4.04%
*The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Top Five Sectors	% of fund investments
General Obligation (GO)	19%
Electric Revenue	19%
Hospital Revenue	10%
Water/Sewer/Gas Revenue	9%
Prerefunded	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	98.5%
Other Assets and Liabilities	1.5%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2011 to August 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/11	Ending Account Value 8/31/11	Expenses Paid During Period(1) 3/1/11 – 8/31/11	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,059.70	$2.49	0.48%
Institutional Class	$1,000	$1,060.70	$1.45	0.28%
A Class	$1,000	$1,058.30	$3.79	0.73%
C Class	$1,000	$1,055.30	$7.67	1.48%
Hypothetical
Investor Class	$1,000	$1,022.79	$2.45	0.48%
Institutional Class	$1,000	$1,023.79	$1.43	0.28%
A Class	$1,000	$1,021.53	$3.72	0.73%
C Class	$1,000	$1,017.74	$7.53	1.48%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

AUGUST 31, 2011

	Principal Amount	Value
Municipal Securities — 98.5%
CALIFORNIA — 94.8%
ABAG Finance Auth. for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.16%, 9/1/11 (LOC: LaSalle Bank N.A. and Bank of America N.A.)	$2,400,000	$2,400,000
ABAG Finance Auth. for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30(1)	2,770,000	3,006,946
ABAG Finance Auth. for Nonprofit Corps. Multifamily Housing Rev., Series 2002 A, (The Arbors Apartments), VRDN, 0.22%, 9/7/11 (FNMA) (LIQ FAC: FNMA)(1)	2,000,000	2,000,000
Anaheim Public Financing Auth. Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36(1)	700,000	745,822
Bay Area Toll Auth. Toll Bridge Rev., Series 2007 F, 5.00%, 4/1/22(1)	2,000,000	2,224,280
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34(1)	5,000,000	5,194,300
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27(1)	5,000,000	5,506,500
California Department of Water Resources Power Supply Rev. Series 2005 F5, 5.00%, 5/1/22(1)	1,800,000	2,035,962
California Department of Water Resources Power Supply Rev. Series 2005 G4, 5.00%, 5/1/16(1)	2,450,000	2,879,656
California Department of Water Resources Power Supply Rev. Series 2008 H, 5.00%, 5/1/21(1)	5,000,000	5,720,750
California Department of Water Resources Power Supply Rev. Series 2009 AF, (Central Valley), 5.00%, 12/1/22(1)	2,000,000	2,325,560
California Department of Water Resources Power Supply Rev. Series 2009 AF, (Central Valley), 5.00%, 12/1/24(1)	2,000,000	2,275,560
California Department of Water Resources Power Supply Rev. Series 2010 L, 5.00%, 5/1/16(1)	5,000,000	5,876,850
California Department of Water Resources Power Supply Rev. Series 2010 L, 5.00%, 5/1/17(1)	10,875,000	12,969,090
California Department of Water Resources Power Supply Rev. Series 2010 L, 5.00%, 5/1/19(1)	7,000,000	8,367,450
California Department of Water Resources Power Supply Rev. Series 2010 L, 5.00%, 5/1/21(1)	3,850,000	4,553,549
California Department of Water Resources Power Supply Rev. Series 2010 L, 5.00%, 5/1/22(1)	20,000,000	23,317,400
California Department of Water Resources Power Supply Rev. Series 2010 M, 5.00%, 5/1/16(1)	2,000,000	2,350,740
California Department of Water Resources Power Supply Rev. Series 2011 N, 5.00%, 5/1/20	14,215,000	17,056,436
California Department of Water Resources Rev. (Central Valley), 5.50%, 12/1/17(1)	1,235,000	1,249,894
California Department of Water Resources Rev. Series 2008 W, 5.50%, 12/1/11, Prerefunded at 100% of Par(1)(2)	15,000	15,202
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/13(1)	2,905,000	3,160,698
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/13 (NATL)(1)	1,645,000	1,789,793
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)(1)	8,460,000	9,557,093
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14, Prerefunded at 100% of Par(1)(2)	1,130,000	1,284,414

Principal Amount	Value
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(1)	$3,870,000	$4,371,862
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(1)	7,000,000	8,359,540
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/22(1)	2,000,000	2,187,120
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14(1)	10,000,000	11,211,700
California Educational Facilities Auth. Rev., (Golden Gate University), 5.50%, 10/1/18(1)	5,040,000	5,040,907
California Educational Facilities Auth. Rev., (San Francisco University), 5.00%, 10/1/16	1,200,000	1,351,320
California Educational Facilities Auth. Rev., (San Francisco University), 5.00%, 10/1/21	750,000	819,983
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	591,340
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 4/1/19	700,000	809,977
California Educational Facilities Auth. Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,226,900
California Educational Facilities Auth. Rev., (University of the Pacific), 5.00%, 11/1/36	1,045,000	1,041,959
California Educational Facilities Auth. Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/24(1)	2,500,000	2,497,525
California Educational Facilities Auth. Rev., Series 2008 T4, (Stanford University), 5.00%, 3/15/14(1)	5,000,000	5,586,500
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	2,100,000	2,390,115
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(1)	2,952,000	3,120,294
California Educational Facilities Auth. Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,394,061
California Educational Facilities Auth. Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.98%, 9/1/11	4,075,000	4,087,877
California GO, 5.00%, 2/1/14, Prerefunded at 100% of Par(1)(2)	4,000,000	4,448,240
California GO, 5.125%, 2/1/14, Prerefunded at 100% of Par(1)(2)	5,000,000	5,575,300
California GO, 5.00%, 10/1/16(1)	2,820,000	3,300,556
California GO, 5.00%, 11/1/16 (Ambac)(1)	1,575,000	1,846,420
California GO, 5.50%, 4/1/18(1)	1,000,000	1,212,120
California GO, 5.00%, 8/1/18(1)	2,260,000	2,593,870
California GO, 5.25%, 2/1/20(1)	5,000,000	5,356,800
California GO, 5.00%, 3/1/20(1)	1,690,000	1,912,455
California GO, 5.00%, 8/1/20(1)	5,000,000	5,537,500
California GO, 5.25%, 10/1/20(1)	5,000,000	5,851,750
California GO, 5.00%, 3/1/22(1)	5,000,000	5,455,200
California GO, 5.50%, 4/1/23(1)	1,500,000	1,699,320
California GO, 5.50%, 4/1/24	4,000,000	4,484,800
California GO, 5.00%, 8/1/24(1)	1,260,000	1,341,736
California GO, 5.75%, 4/1/28(1)	5,000,000	5,524,300
California GO, 5.75%, 4/1/31(1)	7,710,000	8,382,389
California GO, 6.50%, 4/1/33(1)	5,000,000	5,776,900
California GO, 6.00%, 4/1/38(1)	3,000,000	3,275,220
California GO, 5.50%, 3/1/40(1)	3,000,000	3,124,980

Principal Amount	Value
California Health Facilities Financing Auth. Rev., (NCROC Paradise Valley Estates), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)(1)	$1,985,000	$2,131,195
California Health Facilities Financing Auth. Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17(1)	1,400,000	1,606,136
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17(1)	1,000,000	1,179,460
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22(1)	3,335,000	3,660,763
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.00%, 8/15/38(1)	2,520,000	2,450,851
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 5.00%, 10/1/14(1)	500,000	559,115
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	40,000	52,793
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/24(1)	3,250,000	3,797,430
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	2,085,000	2,306,156
California Health Facilities Financing Auth. Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/22(1)	880,000	934,446
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18(1)	4,980,000	5,563,307
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.40%, 7/1/21(1)	2,500,000	2,775,825
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children’s Hospital of Orange County), 6.25%, 11/1/29(1)	5,000,000	5,328,200
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29(1)	2,000,000	2,095,700
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39(1)	1,000,000	1,030,400
California Health Facilities Financing Auth. Rev., Series 2010 A, (Stanford Hospital), 5.00%, 11/15/25(1)	3,000,000	3,172,080
California Health Facilities Financing Auth. Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42(1)	1,000,000	1,079,700
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20(1)	1,000,000	1,003,280
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(1)(2)	5,000,000	6,336,700
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (California Independent System Operator Corp.), 5.00%, 2/1/13(1)	2,500,000	2,654,750
California Infrastructure & Economic Development Bank Rev., Series 2010 A, (University of California, San Francisco Neuroscience Building), 5.00%, 5/15/22(1)	3,735,000	4,234,855
California Mobilehome Park Financing Auth. Rev., Series 2006 A, (Union City Tropics), 3.80%, 12/15/11(1)	280,000	280,456
California Municipal Finance Auth. Rev., (Biola University), 5.00%, 10/1/18	1,000,000	1,062,390
California Municipal Finance Auth. Rev., (Community Hospitals Central), 5.00%, 2/1/17(1)	2,000,000	2,090,520

Principal Amount	Value
California Municipal Finance Auth. Rev., (Loma Linda University), 5.00%, 4/1/23(1)	$1,145,000	$1,194,762
California Municipal Finance Auth. Rev., (Loma Linda University), 5.00%, 4/1/28(1)	2,000,000	2,018,340
California Municipal Finance Auth. Rev., Series 2010 A, (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	639,055
California Municipal Finance Auth. Rev., Series 2010 A, (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	1,856,536
California Municipal Finance Auth. Rev., Series 2010 A, (University of Louisiana Verne), 5.00%, 6/1/17	2,290,000	2,413,683
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services – Butterfield), 5.00%, 6/1/15(1)	1,450,000	1,620,012
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.00%, 11/1/13 (NATL/FGIC)(1)	2,590,000	2,789,456
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.25%, 11/1/19 (NATL/FGIC)(1)	1,210,000	1,378,117
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services – Building 8 & 9), 6.25%, 4/1/34(1)	2,435,000	2,613,120
California Public Works Board Lease Rev., Series 2009 B, (Department of Education – Riverside Campus), 6.00%, 4/1/27(1)	2,130,000	2,314,032
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.00%, 10/1/16(1)	2,500,000	2,844,800
California Public Works Board Lease Rev., Series 2009 I1, (Various Capital Projects), 5.00%, 11/1/13(1)	2,000,000	2,154,020
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 5.00%, 7/1/12(1)(2)	1,000,000	1,038,010
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 6.00%, 7/1/12, Prerefunded at 101% of Par(1)(2)	1,500,000	1,581,690
California State University System Rev., Series 2002 A, 5.375%, 11/1/18 (Ambac)(1)	1,250,000	1,312,162
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.00%, 11/1/16(1)	750,000	842,258
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.00%, 11/1/17(1)	815,000	915,041
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.00%, 11/1/18(1)	515,000	574,802
California Statewide Communities Development Auth. Rev., (John Muir Health), 5.00%, 7/1/20(1)	2,225,000	2,426,362
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	20,070,000	21,589,299
California Statewide Communities Development Auth. Rev., (St. Joseph Remarketing 3/27/08), 5.125%, 7/1/24 (NATL)(1)	2,000,000	2,095,480
California Statewide Communities Development Auth. Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 10/1/18 (FSA)(1)	1,695,000	1,761,190
California Statewide Communities Development Auth. Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)(1)	1,250,000	1,253,963
California Statewide Communities Development Auth. Rev., Series 2005 A, (Daughters of Charity Health), 5.25%, 7/1/24(1)	4,000,000	3,693,360

Principal Amount	Value
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	$2,120,000	$2,124,855
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	2,400,000	2,164,680
California Statewide Communities Development Auth. Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(1)(3)	2,600,000	2,140,190
California Statewide Communities Development Auth. Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/20 (California Mortgage Insurance)(1)	1,000,000	1,062,090
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	3,600,000	3,561,732
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	1,460,000	1,373,407
California Statewide Communities Development Auth. Rev., Series 2007 B, (Adventist Health System), 5.00%, 3/1/37 (AGM)(1)	2,500,000	2,473,350
California Statewide Communities Development Auth. Rev., Series 2008 D, (Catholic Healthcare West), 5.50%, 7/1/31(1)	835,000	856,685
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13(1)	6,500,000	6,965,010
Calleguas-Las Virgenes Public Financing Auth. Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/20 (NATL/FGIC)(1)	1,000,000	1,115,770
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)(1)	3,115,000	3,377,719
Carson Redevelopment Agency Tax Allocation Rev., (Redevelopment Project Area No. 1), 5.50%, 10/1/11 (NATL)(1)	1,130,000	1,133,311
Coast Community College District GO, Series 2006 B, (Election of 2002), 5.00%, 8/1/17 (AGM)(1)	2,065,000	2,390,382
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24(1)	1,000,000	1,085,990
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	600,000	659,808
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	600,000	699,270
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	600,000	686,088
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,095,000	1,151,787
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,020,000	1,072,897
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, Series 2002 A, 5.375%, 10/1/15 (NATL)(1)	1,000,000	1,014,060
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, Series 2002 A, 5.375%, 10/1/16 (NATL)(1)	1,225,000	1,242,224
Folsom Public Financing Auth. Lease Rev., (City Hall & Community Center), 5.25%, 10/1/14 (AGM)(1)	1,225,000	1,254,106
Folsom Public Financing Auth. Lease Rev., (City Hall & Community Center), 5.25%, 10/1/15 (AGM)(1)	1,290,000	1,320,650
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.85%, 1/15/23(1)(4)	3,000,000	3,014,670

Principal Amount	Value
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/26(1)(4)	$1,995,000	$1,961,624
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)(4)	1,500,000	1,476,645
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 1995 A, (Senior Lien), 0.00%, 1/1/26(2)(4)	10,000,000	6,073,000
Franklin-McKinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,150,000	1,347,190
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.75%, 6/1/13, Prerefunded at 100% of Par(1)(2)	4,440,000	4,926,002
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/13 (Ambac)(1)	2,200,000	2,302,322
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/33(1)	3,090,000	2,163,185
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	3,000,000	2,125,680
Hercules Redevelopment Agency Tax Allocation Rev., Series 2007 A, 5.00%, 8/1/13 (Ambac)(1)	1,160,000	1,111,199
Hillsborough School District GO, (Bond Anticipation Notes), 0.00%, 9/1/11, Prerefunded at 93.11% of Par(2)(5)	2,700,000	2,514,051
Huntington Beach Union High School District GO, (Election of 2004), 0.00%, 8/1/30 (AGM-CR/NATL)(4)	10,320,000	3,372,266
Inglewood Redevelopment Agency Tax Allocation Rev., Series 2007 A1, (Subordinate Lien), 5.00%, 5/1/23 (Ambac)(1)	295,000	277,315
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 4.50%, 9/1/13	785,000	814,037
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	620,874
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	748,271
JP Morgan Chase PUTTERs/DRIVERs Trust Series 2011-3934, VRDN, 0.14%, 9/1/11 (LIQ FAC: JPMorgan Chase Bank N.A.)(3)	2,500,000	2,500,000
Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 4.30%, 2/1/13(1)	125,000	123,778
Long Beach Bond Finance Auth. Lease Rev., (Plaza Parking Facility), 5.25%, 11/1/16(1)	2,030,000	2,041,185
Los Altos Elementary School District GO, 5.00%, 8/1/19 (Ambac)(1)	2,500,000	2,811,075
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL/FGIC)(1)	2,000,000	2,079,260
Los Angeles Community Redevelopment Agency Parking System Rev., (Cinerama Dome Public Parking), 5.30%, 7/1/13 (ACA) (LOC: Wells Fargo Bank N.A.)(1)	1,030,000	1,006,609
Los Angeles County Community Development Commission COP, (Willowbrook Project), VRDN, 0.25%, 9/7/11 (LOC: Wells Fargo Bank N.A.)(1)	1,800,000	1,800,000
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/13 (AGM)(1)	3,000,000	3,042,060
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/16 (AGM)(1)	6,680,000	6,772,652
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2008 B, (Proposal A), 5.00%, 7/1/31(1)	1,000,000	1,071,880

Principal Amount	Value
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2010 A, (General Union Station), 5.00%, 7/1/20(1)	$3,000,000	$3,540,240
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18(1)	750,000	878,243
Los Angeles Department of Airports Rev., Series 2010 D, (Los Angeles International Airport), 5.00%, 5/15/40(1)	5,000,000	5,140,000
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	5,000,000	5,289,000
Los Angeles Department of Water & Power Rev., Series 2008 A2, (Power System), 5.25%, 7/1/32(1)	3,735,000	3,964,516
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 4.00%, 7/1/13(1)	1,500,000	1,601,820
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/14(1)	400,000	450,516
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 4.00%, 7/1/16(1)	1,000,000	1,141,450
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/18(1)	780,000	937,014
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	10,000,000	11,850,200
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24(1)	1,225,000	1,402,772
Los Angeles Unified School District GO, 5.50%, 7/1/12 (NATL)(1)	3,500,000	3,653,615
Los Angeles Unified School District GO, Series 2003 F, (Election of 1997), 5.00%, 7/1/16 (AGM)(1)	2,500,000	2,677,400
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)(1)	4,000,000	4,139,320
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)(1)	2,000,000	2,068,820
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29(1)	4,000,000	4,243,040
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34(1)	2,975,000	3,320,278
Lynwood Public Financing Auth. Lease Rev., Series 2003 A, (Public Capital Improvement), 4.125%, 9/1/12 (Ambac)(1)	575,000	595,137
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/12 (NATL)(1)	4,065,000	4,214,470
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/13 (NATL)(1)	2,305,000	2,472,527
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/14 (NATL)(1)	1,000,000	1,105,820
Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 0.00%, 9/1/28(1)(4)	5,620,000	2,266,040
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.33%, 9/1/11(1)	3,500,000	3,499,020
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.33%, 9/1/11(1)	3,460,000	3,459,031
Mount San Antonio Community College District GO, Series 2005 A, (Election of 2001), 0.00%, 8/1/16 (NATL)(1)(4)	5,000,000	4,438,200
Mountain View COP, (Capital Projects), 5.25%, 8/1/18(1)	1,485,000	1,586,307
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/13 (AGC)(1)	1,690,000	1,786,161
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/14 (AGC)(1)	1,085,000	1,171,984

Principal Amount	Value
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/40(1)	$1,000,000	$1,099,570
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14(1)	1,500,000	1,616,640
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19(1)	2,000,000	2,304,460
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20(1)	1,515,000	1,726,888
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21(1)	2,050,000	2,302,785
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22(1)	4,250,000	4,765,992
Oakland Unified School District Alameda County GO, (Election of 2000), 5.00%, 8/1/15 (NATL)(1)	1,000,000	1,099,060
Oceanside COP, Series 2003 A, 5.00%, 4/1/12 (Ambac)(1)	1,310,000	1,337,091
Oceanside Unified School District GO, Series 2010 B, (Election of 2008), 0.00%, 8/1/37 (AGM)(1)(4)	9,500,000	1,819,440
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	515,000	510,767
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.90%, 8/15/12	725,000	738,797
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.30%, 9/2/14	235,000	243,751
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	280,000	290,052
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	210,000	217,314
Orange County Public Financing Auth. Lease Rev., (Juvenile Justice Center Facility), 5.375%, 6/1/17 (Ambac)(1)	3,030,000	3,148,594
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/26 (AGM)(1)	2,750,000	2,944,150
Palomar Pomerado Health Care District COP, 5.25%, 11/1/21	1,000,000	1,022,560
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,020,090
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,720,000	1,613,171
Palomar Pomerado Health GO Series 2009 A, (Election of 2004), 0.00%, 8/1/38 (AGC)(1)(4)	1,660,000	1,162,830
Port Oakland Rev., Series 2007 C, 5.00%, 11/1/16 (NATL)(1)	1,270,000	1,428,521
Porterville Public Financing Auth. Sewer Rev., 5.625%, 10/1/36(1)	2,500,000	2,739,675
Poway Unified School District Rev. (School Facilities Improvement) 0.00%, 8/1/41(1)(4)	2,780,000	418,557
Poway Unified School District Public Financing Auth. Special Tax Rev., 5.00%, 9/15/19 (Ambac)(1)	1,170,000	1,247,185
Poway Unified School District Public Financing Auth. Special Tax Rev., 5.00%, 9/15/20 (Ambac)(1)	1,215,000	1,281,060
Rancho Mirage Joint Powers Financing Auth. Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15(1)	1,505,000	1,633,060
Rancho Mirage Joint Powers Financing Auth. Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21(1)	1,000,000	1,028,960
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.125%, 9/1/22	790,000	795,838

Principal Amount	Value
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.25%, 9/1/23	$1,300,000	$1,310,062
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.375%, 9/1/24	1,410,000	1,427,949
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/14 (Ambac)(1)	1,000,000	1,097,920
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)(1)	1,875,000	2,099,156
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40(1)	1,110,000	1,146,785
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/37(1)	890,000	909,277
Sacramento City Financing Auth. Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)(1)	3,000,000	3,263,040
Sacramento City Financing Auth. Rev., 5.00%, 12/1/16 (NATL/FGIC)(1)	2,500,000	2,752,750
Sacramento City Financing Auth. Rev., Series 2002 A, (City Hall), 5.25%, 12/1/12, Prerefunded at 100% of Par (FSA)(1)(2)	4,045,000	4,297,125
Sacramento County Airport System Rev., 5.00%, 7/1/20(1)	1,000,000	1,125,220
Sacramento County Airport System Rev., 5.00%, 7/1/23(1)	1,000,000	1,092,030
Sacramento County Airport System Rev., 5.00%, 7/1/24(1)	1,000,000	1,091,240
Sacramento County Sanitation Districts Financing Auth. Rev., Series 2007 A, 5.25%, 12/1/21 (NATL/FGIC)(1)	1,000,000	1,219,140
Sacramento County Sanitation Districts Financing Auth. Rev., Series 2007 B, VRN, 0.70%, 9/1/11 (NATL/FGIC)(1)	2,500,000	1,756,800
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)(1)	3,105,000	3,761,149
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18(1)	350,000	422,076
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/19(1)	300,000	360,888
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	1,500,000	1,700,655
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/34(1)(4)	9,840,000	6,491,153
San Bernardino County Redevelopment Agency Tax Allocation Rev., Series 2005 A, (San Sevaine Redevelopment), 5.00%, 9/1/15 (Radian)(1)	1,005,000	1,035,070
San Buenaventura Community Memorial Health System Rev., 8.00%, 12/1/26(1)	2,000,000	2,130,660
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/19(1)	1,290,000	1,485,886
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/34(1)	750,000	754,208
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/40(1)	1,000,000	986,400
San Diego County Water Auth. Rev., Series 2011 S1, (Subordinate Lien) 5.00%, 7/1/16(1)	2,780,000	3,295,273
San Diego Public Facilities Financing Auth. Rev., Series 2009 A, 5.00%, 8/1/21(1)	1,000,000	1,142,380
San Diego Public Facilities Financing Auth. Rev., Series 2009 B, 5.00%, 5/15/22(1)	3,680,000	4,188,797
San Diego Public Facilities Financing Auth. Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)(1)	1,230,000	1,210,049

Principal Amount	Value
San Diego Public Facilities Financing Sewer Auth. Rev., Series 2010 A, 5.25%, 5/15/24(1)	$3,400,000	$3,884,976
San Diego Redevelopment Agency Tax Allocation Rev., (Horton Plaza), 5.70%, 11/1/17(1)	2,030,000	2,053,386
San Diego Redevelopment Agency Tax Allocation Rev., (Horton Plaza), 5.80%, 11/1/21(1)	2,635,000	2,663,221
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)(1)	3,375,000	3,928,365
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)(1)	2,000,000	2,340,700
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), VRDN, 2.25%, 12/4/12(1)	2,500,000	2,548,075
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23(1)	2,000,000	2,227,640
San Francisco City and County Airports Commission Rev., Series 2010 C, (San Francisco International Airport) (Governmental Purpose), 5.00%, 5/1/19(1)	1,500,000	1,755,420
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24(1)	4,025,000	4,462,316
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29(1)	1,170,000	1,206,048
San Francisco City and County COP, Series 2010 A, 5.00%, 10/1/19(1)	2,930,000	3,349,371
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 10/1/21(1)	8,185,000	9,882,651
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/27(1)	1,295,000	1,411,265
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/28(1)	2,780,000	3,008,238
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/15(1)	420,000	440,038
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/16(1)	440,000	460,046
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/17(1)	465,000	479,866
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.50%, 8/1/18(1)	485,000	508,246
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/19(1)	510,000	545,042
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/20(1)	515,000	544,072
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL)(1)	2,680,000	3,202,091
San Mateo Union High School District GO, Series 2011 A, (Election of 2006), 0.00%, 9/1/46(1)(4)	5,170,000	1,177,416

Principal Amount	Value
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/21 (NATL)(1)	$1,000,000	$1,109,250
Santa Ana Community Redevelopment Agency Tax Allocation Rev., Series 2003 B, (South Main Street Redevelopment), 5.00%, 9/1/13 (NATL/FGIC)(1)	1,885,000	1,959,363
Santa Barbara County COP, 5.375%, 10/1/17 (Ambac)(1)	3,350,000	3,467,317
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30(1)	1,000,000	1,034,890
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/18(1)	7,645,000	9,211,537
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20(1)	4,000,000	4,852,440
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL)(1)	430,000	430,701
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42(1)	600,000	600,654
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42(1)	600,000	646,872
Santa Monica-Malibu Unified School District GO, 5.25%, 8/1/13(1)	1,250,000	1,359,462
Santa Paula Utility Auth. Water Rev., 5.25%, 2/1/40(1)	2,425,000	2,492,124
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.54%, 9/1/11 (LOC: Landesbank Baden-Wurttemberg)(1)	700,000	700,000
Scotts Valley Redevelopment Agency Tax Allocation Rev., 5.00%, 8/1/29 (Ambac)(1)	1,730,000	1,686,958
Shasta Lake Public Finance Auth. Rev., 4.50%, 4/1/15(1)	1,430,000	1,507,306
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/19(1)	2,400,000	2,476,872
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/22(1)	2,130,000	2,148,659
Solano County COP, 5.00%, 11/1/13 (NATL)(1)	1,135,000	1,218,173
South Orange County Public Financing Auth. Special Tax Rev., Series 2003 A, (Senior Lien), 5.00%, 9/1/12 (NATL)(1)	2,000,000	2,083,900
South Placer Wastewater Auth. Rev., Series 2011 D, VRDN, 1.04%, 9/1/11(1)	3,440,000	3,440,894
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/15 (Ambac)(1)	385,000	407,087
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/17 (Ambac)(1)	1,260,000	1,298,367
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)(1)	1,395,000	1,408,266
Southern California Public Power Auth. Rev., Series 2002 A, (Southern Transmission), 5.25%, 7/1/17 (AGM)(1)	5,000,000	5,182,650
Southern California Public Power Auth. Rev., Series 2002 A, (Southern Transmission), 5.25%, 7/1/18 (AGM)(1)	3,325,000	3,444,201
Southern California Public Power Auth. Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22(1)	2,875,000	3,242,914
Southern California Public Power Auth. Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/27(1)	2,000,000	2,259,280
Tri-Dam Power Auth. Rev., 4.00%, 11/1/14	1,260,000	1,321,400
Tri-Dam Power Auth. Rev., 4.00%, 5/1/15	1,285,000	1,351,036
Tri-Dam Power Auth. Rev., 4.00%, 11/1/15	1,310,000	1,383,596
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	1,000,000	1,093,040
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.00%, 10/15/14(1)	985,000	1,026,823

Principal Amount	Value
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/15(1)	$985,000	$1,034,408
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/16(1)	1,090,000	1,135,213
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/17(1)	1,150,000	1,183,764
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)(1)	8,500,000	8,506,885
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27(1)	1,000,000	1,044,280
University of California Rev., Series 2005 B, 5.00%, 5/15/33 (AGM)(1)	3,000,000	3,033,420
University of California Rev., Series 2009 Q, 5.25%, 5/15/23(1)	2,000,000	2,263,420
University of California Rev., Series 2010 S, 5.00%, 5/15/20(1)	1,405,000	1,654,458
University of California Rev., Series 2010 S, 5.00%, 5/15/40(1)	1,250,000	1,276,763
Val Verde Unified School District COP, 5.00%, 1/1/14 (FGIC)(1)	1,000,000	1,104,870
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,145,000	1,322,292
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,505,000	2,892,874
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,640,000	3,048,778
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,415,000	1,634,099
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,000,000	1,154,840
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,980,000	3,441,423
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	3,000,000	3,242,160
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	6,000,000	5,811,660
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)(1)	1,500,000	1,583,295
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)(1)	1,000,000	1,044,900
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)(1)	1,300,000	1,338,935
		825,661,925
GUAM — 0.1%
Territory of Guam GO, Series 2009 A, 6.00%, 11/15/19(1)	1,000,000	1,016,720
PUERTO RICO — 3.3%
Puerto Rico Electric Power Auth. Rev., Series 2002 II, 5.375%, 7/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	3,700,000	3,895,138
Puerto Rico Electric Power Auth. Rev., Series 2002 KK, 5.25%, 7/1/13 (AGM)(1)	1,255,000	1,346,038
Puerto Rico Electric Power Auth. Rev., Series 2002 KK, 5.50%, 7/1/14 (AGM)(1)	3,140,000	3,479,779
Puerto Rico Electric Power Auth. Rev., Series 2010 ZZ, 5.25%, 7/1/22(1)	4,950,000	5,312,984
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/17 (XLCA)(1)	5,000,000	5,584,750
Puerto Rico GO, Series 2011 C, (Public Improvement), 5.75%, 7/1/36(1)	625,000	618,831
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL)(1)	1,500,000	1,548,360
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14(1)	1,510,000	1,634,001
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/15(1)	5,000,000	5,418,250
		28,838,131

Principal Amount	Value
U.S. VIRGIN ISLANDS — 0.3%
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.00%, 10/1/14(1)	$500,000	$538,605
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/15(1)	170,000	183,707
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/16(1)	500,000	535,505
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/20(1)	1,000,000	1,037,060
		2,294,877
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $815,226,219)		857,811,653
OTHER ASSETS AND LIABILITIES — 1.5%		12,881,836
TOTAL NET ASSETS — 100.0%		$870,693,489

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
124	U.S. Treasury 2-Year Notes	December 2011	$27,342,000	$1,658

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments
ACA = American Capital Access
AGC = Assured Guaranty Corporation
AGM = Assured Guaranty Municipal Corporation
AGM-CR = Assured Guaranty Municipal Corporation — Custodian Receipts
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
DRIVERs = Derivative Inverse Tax-Exempt Receipts
FGIC = Financial Guaranty Insurance Company
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
M-S-R = Modesto, Stockton, Redding
NATL = National Public Finance Guarantee Corporation
NCROC = Northern California Retired Offices Community
PUTTERs = Puttable Tax-Exempt Receipts
Radian = Radian Asset Assurance, Inc.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA = XL Capital Ltd.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $27,342,000.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $4,640,190, which represented 0.5% of total net assets.

(4)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(5)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

Statement of Assets and Liabilities

AUGUST 31, 2011
Assets
Investment securities, at value (cost of $815,226,219)	$857,811,653
Cash	68,461
Receivable for investments sold	2,702,615
Receivable for capital shares sold	1,865,123
Interest receivable	9,896,152
872,344,004

Liabilities
Payable for capital shares redeemed	672,769
Accrued management fees	338,184
Distribution and service fees payable	6,372
Dividends payable	633,190
1,650,515

Net Assets	$870,693,489

Net Assets Consist of:
Capital paid in	$837,147,241
Undistributed net investment income	1,918
Accumulated net realized loss	(9,042,762)
Net unrealized appreciation	42,587,092
$870,693,489

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$814,077,830	71,349,317	$11.41
Institutional Class	$37,381,367	3,276,152	$11.41
A Class	$15,077,314	1,321,285	$11.41*
C Class	$4,156,978	364,117	$11.42

*Maximum offering price $11.95 (net asset value divided by 0.955)

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED AUGUST 31, 2011
Investment Income (Loss)
Income:
Interest	$32,769,930

Expenses:
Management fees	3,769,332
Distribution and service fees:
A Class	18,104
C Class	28,636
Trustees’ fees and expenses	42,447
Other expenses	3,037
3,861,556

Net investment income (loss)	28,908,374

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,224,683
Futures contract transactions	(2,215,863)
8,820

Change in net unrealized appreciation (depreciation) on:
Investments	(10,929,426)
Futures contracts	(441,641)
(11,371,067)

Net realized and unrealized gain (loss)	(11,362,247)

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,546,127

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2011 AND AUGUST 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$28,908,374	$25,874,730
Net realized gain (loss)	8,820	113,057
Change in net unrealized appreciation (depreciation)	(11,371,067)	37,963,252
Net increase (decrease) in net assets resulting from operations	17,546,127	63,951,039

Distributions to Shareholders
From net investment income:
Investor Class	(27,681,373)	(25,985,572)
Institutional Class	(756,846)	(2,192)
A Class	(238,246)	(11,258)
C Class	(72,968)	(8,777)
Decrease in net assets from distributions	(28,749,433)	(26,007,799)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	61,476,884	185,737,633

Net increase (decrease) in net assets	50,273,578	223,680,873

Net Assets
Beginning of period	820,419,911	596,739,038
End of period	$870,693,489	$820,419,911

Accumulated undistributed net investment income (loss)	$1,918	$(137,572)

See Notes to Financial Statements.

Notes to Financial Statements

AUGUST 31, 2011

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (formerly California Tax-Free Bond Fund) (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. The fund pursues its objectives by investing primarily in investment-grade municipal obligations.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. Sale of the Institutional Class, A Class and C Class commenced on March 1, 2010.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the year ended August 31, 2011 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the year ended August 31, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund had a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) was a custodian of the fund. JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the year ended August 31, 2011 were $437,400,704 and $396,413,426 respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2011		Year ended August 31, 2010(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	19,382,955	$216,369,364	24,426,478	$273,523,669
Issued in reinvestment of distributions	1,836,154	20,468,487	1,811,862	20,305,019
Redeemed	(20,270,890)	(224,769,987)	(10,208,802)	(114,288,779)
	948,219	12,067,864	16,029,538	179,539,909
Institutional Class
Sold	3,952,260	44,070,692	145,329	1,671,555
Issued in reinvestment of distributions	67,783	756,846	191	2,192
Redeemed	(889,372)	(9,817,587)	(39)	(446)
	3,130,671	35,009,951	145,481	1,673,301
A Class
Sold	1,516,306	16,929,285	225,453	2,547,655
Issued in reinvestment of distributions	18,809	209,629	325	3,731
Redeemed	(434,822)	(4,847,290)	(4,786)	(54,229)
	1,100,293	12,291,624	220,992	2,497,157
C Class
Sold	279,107	3,144,464	178,849	2,020,953
Issued in reinvestment of distributions	5,714	63,704	630	7,184
Redeemed	(100,107)	(1,100,723)	(76)	(871)
	184,714	2,107,445	179,403	2,027,266
Net increase (decrease)	5,363,897	$61,476,884	16,575,414	$185,737,633

(1)	March 1, 2010 (commencement of sale) through August 31, 2010 for the Institutional Class, A Class and C Class.

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund frequently utilized interest rate risk derivative instruments throughout the reporting period, though the amounts held at period end as disclosed on the Schedule of Investments were lower than the fund’s typical volume during the period.

There were no assets or liabilities as of August 31, 2011, disclosed on the Statement of Assets and Liabilities for interest rate risk derivative instruments. For the year ended August 31, 2011, the effect of interest rate risk derivative instruments on the Statement of Operations was $(2,215,863) in net realized gain (loss) on futures contract transactions and $(441,641) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2011 and August 31, 2010 were as follows:

	2011	2010
Distributions Paid From
Exempt income	$28,747,740	$26,006,967
Taxable ordinary income	$1,693	$832
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of August 31, 2011, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$815,205,185
Gross tax appreciation of investments	$45,014,752
Gross tax depreciation of investments	(2,408,284)
Net tax appreciation (depreciation) of investments	$42,606,468
Net tax appreciation (depreciation) on derivatives	—
Other book-to-tax adjustments	$(515,298)
Net tax appreciation (depreciation)	$42,091,170
Undistributed tax-exempt income	$1,918
Accumulated capital losses	$(8,261,423)
Capital loss deferral	$(285,417)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on book-to-tax amortization policies and the realization for tax purposes of unrealized gains (losses) on futures contracts. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(905,757) expired unused during the period. The remaining capital loss carryovers expire as follows:

2013	2014	2015	2016	2017	2018	2019
$(405,593)	$(322,273)	$(551,134)	$(275,673)	$(2,836,470)	$(3,570,820)	$(299,460)

The capital loss deferral represents net capital losses incurred in the ten-month period ended August 31, 2011. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:			Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011	$11.56	0.40(3)	(0.15)	0.25	(0.40)	$11.41	2.27%	0.48%	3.57%	49%	$814,078
2010	$10.98	0.41(3)	0.59	1.00	(0.42)	$11.56	9.26%	0.48%	3.70%	11%	$814,105
2009	$10.96	0.44	0.01	0.45	(0.43)	$10.98	4.32%	0.49%	4.07%	36%	$596,739
2008	$10.92	0.44	0.04	0.48	(0.44)	$10.96	4.42%	0.49%	3.96%	41%	$610,976
2007	$11.15	0.45	(0.23)	0.22	(0.45)	$10.92	1.98%	0.49%	4.06%	41%	$462,246
Institutional Class
2011	$11.57	0.42(3)	(0.16)	0.26	(0.42)	$11.41	2.39%	0.28%	3.77%	49%	$37,381
2010(2)	$11.18	0.22(3)	0.39	0.61	(0.22)	$11.57	5.50%	0.28%(4)	3.76%(4)	11%(5)	$1,683
A Class
2011	$11.57	0.37(3)	(0.16)	0.21	(0.37)	$11.41	1.93%	0.73%	3.32%	49%	$15,077
2010(2)	$11.18	0.19(3)	0.39	0.58	(0.19)	$11.57	5.27%	0.73%(4)	3.37%(4)	11%(5)	$2,556
C Class
2011	$11.57	0.29(3)	(0.15)	0.14	(0.29)	$11.42	1.27%	1.48%	2.57%	49%	$4,157
2010(2)	$11.18	0.15(3)	0.39	0.54	(0.15)	$11.57	4.87%	1.48%(4)	2.65%(4)	11%(5)	$2,076

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	March 1, 2010 (commencement of sale) through August 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Annualized.

(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century California Tax-Free
and Municipal Funds and Shareholders of the California
Intermediate-Term Tax-Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California Intermediate-Term Tax-Free Bond Fund (one of the four funds in the American Century California Tax-Free and Municipal Funds, hereafter referred to as the “Fund”) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
October 19, 2011

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees), is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees.

Mr. Thomas is the only trustee who is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS). The trustees serve in this capacity for eight (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman, SBCC Group Inc. (investment advisory services)(2006 to present); Fellow in Practice, International Center for Finance, Yale University School of Management (1985 to present); Chief Executive Officer, Tribeca Global Management LLC (asset management firm) (2004 to 2006)	40	None
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	40	None
John Freidenrich (1937)	Trustee	Since 2005	Founder, Member and Manager, Regis Management Company, LLC (investment management firm) (April 2004 to present)	40	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995	Charles J. Meyers Professor of Law and Business, Stanford Law School (1979 to present); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	40	None
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, BlackRock, Inc. (investment management firm) (2010 to 2011); Senior Advisor, Barclays Global Investors (investment management firm) (2003 to 2009)	40	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	40	Intraware, Inc. (2003 to 2009)
Myron S. Scholes (1941)	Trustee	Since 1980	Chairman, Platinum Grove Asset Management, L.P. (asset manager) (1999 to 2009); Frank E. Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1996 to present)	40	Dimensional Fund Advisors (investment advisor); CME Group, Inc. (futures and options exchange)
John B. Shoven (1947)	Trustee	Since 2002	Professor of Economics, Stanford University (1973 to present)	40	Cadence Design Systems; Exponent; Financial Engines; Watson Wyatt Worldwide (2002 to 2006)

Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	104	None

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted.
No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007
President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries

Barry Fink (1955)	Executive Vice President since 2007
Chief Operating Officer and Executive Vice President, ACC (September 2007 to present); President, ACS (October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007); Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as: Manager, ACS and Director, ACC and certain ACC subsidiaries

Maryanne L. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000
Chief Compliance Officer, American Century funds, ACIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American Century funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present), General Counsel, ACC (March 2007 to present); Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

Robert J. Leach (1966)	Vice President, Treasurer and Chief Financial Officer since 2006	Vice President, ACS (February 2000 to present); and Controller, various American Century funds (1997 to September 2006)
David H. Reinmiller (1963)	Vice President since 2001	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present); Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

The Statement of Additional Information has additional information about the fund’s trustees and is available without charge, upon request, by calling 1-800-345-2021.

Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance and Portfolio Commentary sections of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $28,672,429 as exempt interest dividends for the fiscal year ended August 31, 2011.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century California Tax-Free and Municipal Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-ANN-73006   1110

ANNUAL REPORT	AUGUST 31, 2011

California Long-Term Tax-Free Fund

President’s Letter	2
Market Perspective	3
Performance	4
Portfolio Commentary	6
Fund Characteristics	8
Shareholder Fee Example	9
Schedule of Investments	11
Statement of Assets and Liabilities	19
Statement of Operations	20
Statement of Changes in Net Assets	21
Notes to Financial Statements	22
Financial Highlights	27
Report of Independent Registered Public Accounting Firm	29
Management	30
Approval of Management Agreement	33
Additional Information	38

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2011. Our report offers investment performance and portfolio information, presented with the expert perspective and commentary of our municipal bond (muni) portfolio management team.

This report remains one of our most important vehicles for conveying information about investment performance, as well as the market factors and strategies that affect fund returns. For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site.

Muni Market Performance Climbed from Six-Month Deficit

As described in greater detail on the following pages, muni market performance improved significantly after our last semiannual report (for the six months ended February 28, 2011).

That reporting period—when the Barclays Capital Municipal Bond Index declined 3.51%—included a turbulent two-and-a-half month span (the end of October 2010 to mid-January 2011) when a supply and demand imbalance roiled the market.

Overblown default fears—fueled by highly publicized analyst projections—compounded the market turbulence and helped trigger a wave of withdrawals from muni mutual funds. Though U.S. economic and stock market performance have been disappointing this year, making tax revenues tougher to collect, muni defaults have not approached the projected rates. Increased austerity and budget-balancing measures have helped maintain financial solvency for municipal issuers.

As 2011 and austerity measures unfolded, issuance of municipal debt declined dramatically and demand surged—relatively high yields compared with those of other high-quality bonds drew a surge of buyers. Munis rallied from mid-January through the end of the summer, helped by the rally of other high-quality bonds. This rewarded those who stayed the course and saw the turbulence as a buying opportunity.

Economic risks remain and more volatility is possible, but our muni portfolio management team liked the summer-end values of munis compared with Treasuries as a starting point for the next period. These dedicated experts provide more market and performance details in our enclosed 12-month Market Perspective and Portfolio Commentary. They will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Market Perspective

By David MacEwen, Chief Investment Officer, Fixed Income

Municipal bond (muni) indices advanced for the 12 months ended August 31, 2011 (see the table below). The moderately positive overall returns resulted from two distinct periods of performance characterized by shifting technical factors and dramatic changes in market sentiment.

After a quiet start to the reporting period, the muni market began to decline sharply in November 2010 amid a supply and demand imbalance. The expiration of the Build America Bonds (BABs) program, in which states and municipalities issued long-term taxable securities with federally subsidized interest rates, at the end of 2010 led to expectations that long-term bond issuance would shift back to the muni market, boosting supply. At the same time, demand for munis cratered as credit concerns—sparked by persistent state budget deficits and exaggerated media predictions of widespread muni defaults—led to heavy outflows from muni mutual funds.

Market conditions changed markedly in mid-January 2011, when the muni market bottomed and began a steady rebound that lasted through the end of the reporting period. The recovery began when opportunistic, non-traditional “cross-over” investors gravitated to the muni market to take advantage of relatively attractive muni yields following the market’s tumble in late 2010 and early 2011. Limited new issuance also contributed favorably to muni market performance—new muni issuance fell by 44% in the first half of 2011 compared with the same period in 2010, constrained by issuer austerity measures and the expiration of the BABs program, which accelerated into 2010 many new issues that would otherwise have come to market in 2011.

Although munis have been one of the top-performing segments in the fixed-income market during the first eight months of 2011, the severe decline from November to mid-January caused munis to underperform the returns of Treasury securities and the broad taxable bond market for the full 12-month period. Intermediate-term munis fared best as short-term munis were held in check by a stable interest rate policy from the Federal Reserve, while longer-term munis suffered disproportionately from muni fund outflows. From a credit and sector perspective, higher-quality munis outperformed lower-rated credits, while general obligation bonds outpaced tax revenue bonds.

U.S. Fixed-Income Total Returns
For the 12 months ended August 31, 2011
Barclays Capital Municipal Market Indices		Barclays Capital U.S. Taxable Market Indices
7 Year Municipal Bond	4.06%	Aggregate Bond	4.62%
Municipal High Yield Bond	3.45%	Treasury Bond	4.17%
Municipal Bond	2.66%
California Tax-Exempt Bond	2.62%
Long-Term Municipal Bond	1.84%

3

Performance

Total Returns as of August 31, 2011
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCLTX	2.02%	3.94%	4.16%	6.59%	11/9/83
Barclays Capital Municipal Bond Index	—	2.66%	4.94%	4.95%	7.45%(1)	—
Institutional Class	BCLIX	2.22%	—	—	5.68%	3/1/10
A Class No sales charge* With sales charge*	ALTAX	1.77% -2.83%	— —	— —	4.07% 2.87%	9/28/07
B Class No sales charge* With sales charge*	ALQBX	1.01% -2.99%	— —	— —	3.30% 2.59%	9/28/07
C Class	ALTCX	1.01%	—	—	3.30%	9/28/07

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Since 10/31/83, the date nearest the Investor Class’s inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Growth of $10,000 Over 10 Years
$10,000 investment made August 31, 2001

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class
0.48%	0.28%	0.73%	1.48%	1.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

5

Portfolio Commentary

Portfolio Managers: David MacEwen, Joseph Gotelli, and Steven Permut

Performance Summary

California Long-Term Tax-Free returned 2.02%* for the fiscal year ended August 31, 2011. By comparison, the Barclays Capital Municipal Bond Index returned 2.66%, while the average return of the California Municipal Debt Funds tracked by Lipper Inc. was 1.30%.** (See page 4 and footnotes below for additional performance comparisons.)

The fund’s absolute return for the reporting period reflected the generally positive performance of municipal bond (muni) indices (see page 3). The fund’s performance trailed the return of the broad Municipal Bond Index as long-term munis lagged the rest of the muni market, but the fund outpaced its Lipper peer group average.

Credit Environment

After several years of widening budget deficits and deteriorating credit, the state of California showed signs of stabilization over the 12-month period. In the first quarter of 2011, the state successfully trimmed about half of its budget deficit through a combination of spending cuts and fund transfers, and a budget agreement for the 2012 fiscal year (which began July 1) was approved on schedule for the first time since 2006. Although the approved budget relies on some speculative revenue sources, it also incorporates some meaningful fiscal austerity measures. In addition, the state’s cash flow situation has improved significantly, as evidenced by the limited issuance of seasonal cash-flow debt in 2011.

Nonetheless, many challenges remain for California going forward. The negative impact of a slowing economy and declining stock market on tax revenues (the wealthiest 1% of Californians are responsible for nearly half of the state’s tax revenues), the end of federal stimulus funding, the possibility of cuts in Medicaid, and long-term pension funding issues are all headwinds for the state’s fiscal situation. In addition, local governments have struggled to close their budget gaps as the state has pushed more financial responsibilities down to the local level. While we expect defaults to be rare, we could see widespread credit downgrades among local issuers in California.

Portfolio Positioning

The fund had a greater emphasis on higher-quality securities than its peer group, reflecting our policy of taking measured credit risk. This approach paid off during the reporting period as higher-rated securities outperformed, especially in early 2011 as non-traditional cross-over investors—drawn to the muni market by attractive yields—flocked to bonds providing a combination of high credit quality and ample liquidity.

*  All fund returns referenced in this commentary are for Investor Class shares.
**The average returns for Lipper California Municipal Debt Funds category were 3.09% and 3.78% for the five- and ten-year periods ended August 31, 2011, respectively. Data provided by Lipper Inc. — A Reuters Company. © 2011 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon. Lipper fund performance data is total return, and is preliminary and subject to revision. The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

6

For much of the period, we limited the fund’s exposure to state general obligation (GO) and local tax revenue bonds in California, given their budgetary challenges and the market’s response to them. Among the fund’s GO holdings, however, we emphasized state GOs over local, and this positioning added value as a combination of cross-over demand and lack of supply (the state of California did not issue any bonds during the first eight months of 2011) boosted state GOs.

From a sector perspective, we focused on less economically sensitive sectors of the California muni market, including hospitals, electric utilities, and essential services such as water and sewer. Each of these sectors outperformed for the 12-month period, providing a boost to fund performance. Another positive sector decision was an underweight position in tobacco bonds, which are backed by a settlement agreement between 46 states (including California) and the major tobacco companies. Many of California’s tobacco bonds are lower-rated securities, which generally underperformed during the period, so the fund’s limited exposure contributed favorably to relative results.

The fund’s maturity structure detracted from performance versus the benchmark index. Intermediate-term bonds were the best performers in the muni market for the 12 months, while longer-term munis lagged, so the fund’s focus on longer-term munis compared with the benchmark index weighed on relative results.

Since late 2009, the fund has been positioned for a flatter Treasury yield curve (a narrower gap between short- and long-term Treasury yields). This positioning weighed on performance in late 2010 as the Treasury yield curve grew steeper, but it enhanced fund performance in 2011 as the Treasury curve flattened considerably. By the end of the reporting period, we had less conviction in the possibility of further upside, so we eliminated the position from the portfolio in August.

Outlook

We expect the muni market to remain vulnerable to “headline risk”—that is, the potential for an adverse news headline to have a significant effect on muni market performance. In particular, news that could rattle the muni market includes the potential impact of an economic slowdown on state and local budgets, as well as discussion at the federal level of reducing or eliminating the tax exemption for muni interest. Although we don’t foresee any change in munis’ tax-exempt status, the fact that it has been included in the discussion at all is noteworthy.

That said, the recent Treasury rally has caused the spreads between muni and Treasury yields to widen out, creating what we believe are attractive valuations in the muni market. Over time, we expect the gap to narrow back toward historical averages, leading to the outperformance of munis.

7

Fund Characteristics

AUGUST 31, 2011
Portfolio at a Glance
Weighted Average Maturity	15.7 years
Average Duration (Modified)	6.3 years

30-Day SEC Yields
Investor Class	3.42%
Institutional Class	3.63%
A Class	3.03%
B Class	2.43%
C Class	2.42%

Investor Class 30-Day Tax-Equivalent Yields*
31.98% Tax Bracket	5.03%
34.70% Tax Bracket	5.24%
39.23% Tax Bracket	5.63%
41.05% Tax Bracket	5.80%
*The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Top Five Sectors	% of fund investments
General Obligation (GO)	21%
Electric Revenue	12%
Hospital Revenue	12%
Water/Sewer/Gas Revenue	10%
Certificates of Participation (COPs)/Leases	9%

Types of Investments in Portfolio	% of net assets
Municipal Securities	97.7%
Other Assets and Liabilities	2.3%

8

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2011 to August 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

9

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/11	Ending Account Value 8/31/11	Expenses Paid During Period(1) 3/1/11 – 8/31/11	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,074.00	$2.51	0.48%
Institutional Class	$1,000	$1,075.10	$1.46	0.28%
A Class	$1,000	$1,072.70	$3.81	0.73%
B Class	$1,000	$1,068.60	$7.72	1.48%
C Class	$1,000	$1,068.60	$7.72	1.48%
Hypothetical
Investor Class	$1,000	$1,022.79	$2.45	0.48%
Institutional Class	$1,000	$1,023.79	$1.43	0.28%
A Class	$1,000	$1,021.53	$3.72	0.73%
B Class	$1,000	$1,017.74	$7.53	1.48%
C Class	$1,000	$1,017.74	$7.53	1.48%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

10

Schedule of Investments

AUGUST 31, 2011

	Principal Amount	Value
Municipal Securities — 97.7%
CALIFORNIA — 93.4%
ABAG Finance Auth. for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.16%, 9/1/11 (LOC: LaSalle Bank N.A. and Bank of America N.A.)	$1,820,000	$1,820,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39(1)	1,200,000	1,275,252
ABAG Finance Auth. for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30(1)	1,850,000	2,008,249
Adelanto Public Utility Auth. Rev., Series 2009 A, (Utility System), 6.25%, 7/1/26	500,000	516,815
Anaheim Public Financing Auth. Rev., (Electric System Distribution), 5.25%, 10/1/39(1)	2,500,000	2,618,425
Anaheim Public Financing Auth. Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36(1)	300,000	319,638
Bay Area Toll Auth. Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/31(1)	3,000,000	3,100,920
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39(1)	2,135,000	2,206,843
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27(1)	2,500,000	2,753,250
Big Bear Lake Water Rev., 6.00%, 4/1/22 (NATL)(1)	3,500,000	3,889,410
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46(1)	5,000,000	2,907,900
California Department of Water Resources Power Supply Rev. Series 2005 G4, 5.00%, 5/1/16(1)	1,450,000	1,704,286
California Department of Water Resources Power Supply Rev. Series 2008 H, 5.00%, 5/1/21(1)	2,500,000	2,860,375
California Department of Water Resources Power Supply Rev. Series 2010 L, 5.00%, 5/1/21(1)	1,425,000	1,685,404
California Department of Water Resources Power Supply Rev. Series 2010 L, 5.00%, 5/1/22(1)	1,275,000	1,486,484
California Department of Water Resources Power Supply Rev. Series 2011 N, 5.00%, 5/1/20	9,480,000	11,374,957
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16(1)	1,700,000	1,998,503
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/19(1)	1,430,000	1,710,938
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14(1)	3,000,000	3,363,510
California Educational Facilities Auth. Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,059,780
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 2/1/22	1,560,000	1,806,605
California Educational Facilities Auth. Rev., (Santa Clara University), 5.625%, 4/1/37	5,000,000	5,342,150
California Educational Facilities Auth. Rev., (University of Pacific), 5.25%, 5/1/34(1)	2,000,000	2,029,240
California Educational Facilities Auth. Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/29(1)	1,220,000	1,161,342
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(1)	3,953,000	4,178,361
California Educational Facilities Auth. Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.98%, 9/1/11	2,720,000	2,728,595
California GO, 5.50%, 4/1/23(1)	1,000,000	1,132,880
California GO, 5.00%, 4/1/26(1)	3,000,000	3,180,060

11

Principal Amount	Value
California GO, 5.75%, 4/1/28(1)	$2,000,000	$2,209,720
California GO, 5.00%, 6/1/32(1)	5,000,000	5,065,650
California GO, 5.00%, 11/1/32(1)	5,000,000	5,069,800
California GO, 6.50%, 4/1/33(1)	5,000,000	5,776,900
California GO, 5.00%, 4/1/38(1)	2,500,000	2,494,425
California GO, 6.00%, 4/1/38(1)	2,500,000	2,729,350
California GO, 6.00%, 11/1/39(1)	5,000,000	5,477,050
California GO, 5.50%, 3/1/40(1)	3,000,000	3,124,980
California Health Facilities Financing Auth. Rev., Series 1993 C, (St. Francis Memorial Hospital), 5.875%, 11/1/23(1)(2)	6,165,000	8,295,871
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33(1)	1,000,000	1,132,420
California Health Facilities Financing Auth. Rev., Series 2008 J, (Catholic Healthcare West), 5.625%, 7/1/32(1)	3,000,000	3,059,220
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	3,400,000	3,604,306
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children’s Hospital of Orange County), 6.50%, 11/1/38(1)	5,000,000	5,362,300
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29(1)	1,875,000	1,964,719
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39(1)	1,000,000	1,030,400
California Health Facilities Financing Auth. Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39(1)	1,000,000	1,036,230
California Health Facilities Financing Auth. Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42(1)	1,500,000	1,619,550
California Municipal Finance Auth. Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,000,000	902,020
California Municipal Finance Auth. Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,000,000	1,020,800
California Municipal Finance Auth. Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	665,000	682,809
California Public Works Board Lease Rev., Series 1993 A, (Department of Corrections), 5.00%, 12/1/19 (Ambac)(1)	4,000,000	4,251,880
California Public Works Board Lease Rev., Series 2006 E, (University of California Research), 5.00%, 10/1/31(1)	1,335,000	1,362,247
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30(1)	2,000,000	2,100,680
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabilitation), 5.75%, 11/1/29(1)	2,435,000	2,570,240
California State University Systemwide Rev., Series 2007 A, 5.00%, 11/1/24 (AGM)(1)	5,000,000	5,519,850
California State University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34(1)	2,230,000	2,313,134
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30(1)	1,250,000	1,273,588
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	3,600,000	3,872,520
California Statewide Communities Development Auth. Rev., (St. Joseph Remarketing 3/27/08), 5.125%, 7/1/24 (NATL)(1)	1,500,000	1,571,610

12

Principal Amount	Value
California Statewide Communities Development Auth. Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31(1)	$5,000,000	$5,064,550
California Statewide Communities Development Auth. Rev., Series 2005 A, (Daughters of Charity Health), 5.25%, 7/1/24(1)	2,000,000	1,846,680
California Statewide Communities Development Auth. Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(1)(2)	1,000,000	1,114,760
California Statewide Communities Development Auth. Rev., Series 2008 C, (Catholic Healthcare West), 5.625%, 7/1/35(1)	3,000,000	3,068,850
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13(1)	3,010,000	3,225,335
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 88-1), 6.50%, 9/1/14 (AGM)(1)	3,705,000	3,796,439
Carlsbad Unified School District GO, Series 2007 A, (Election of 2006), 5.25%, 8/1/32 (NATL)(1)	1,125,000	1,190,801
Coalinga Public Financing Auth. Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)(1)	1,320,000	1,578,667
Contra Costa Water District Rev., Series 1992 E, 6.25%, 10/1/12 (Ambac)(1)	425,000	437,317
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	400,000	439,872
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	400,000	466,180
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	400,000	457,392
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.85%, 1/15/23(1)(3)	1,750,000	1,758,557
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)(3)	1,500,000	1,476,645
Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14 (Ambac)(1)	1,720,000	1,832,092
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/33(1)	2,850,000	1,995,171
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 6.25%, 6/1/33(1)	1,000,000	1,082,960
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	4,375,000	2,823,100
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	2,000,000	1,417,120
Grossmont Healthcare District GO, Series 2011 B, (Election of 2006), 6.00%, 7/15/34	1,000,000	1,113,800
Huntington Beach Union High School District GO, (Election of 2004), 0.00%, 8/1/30 (AGM-CR/NATL)(1)(3)	6,880,000	2,248,178
Huntington Beach Union High School District GO, (Election of 2004), 0.00%, 8/1/31 (NATL)(1)(3)	5,000,000	1,464,850
Irvine Improvement Bond of Act of 1915 Special Assessment Rev., (Assessment District No. 97-16), VRDN, 0.13%, 9/1/11 (LOC: State Street Bank & Trust Co.)(1)	40,000	40,000
Kern High School District GO, 7.15%, 8/1/14 (NATL)(1)(2)	1,815,000	2,171,829
Kern High School District GO, Series 1992 C, (Election of 1990), 6.25%, 8/1/13 (NATL)(1)(2)	1,340,000	1,493,135
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL/FGIC)(1)	1,425,000	1,481,473
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/21(1)	2,120,000	2,393,268

13

Principal Amount	Value
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/40(1)	$2,000,000	$2,038,740
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	4,000,000	4,231,200
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/19(1)	1,000,000	1,205,630
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	5,000,000	5,925,100
Los Angeles Harbor Department Rev., Series 2009 A, 5.00%, 8/1/27(1)	500,000	543,345
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24(1)	525,000	601,188
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)(1)	2,000,000	2,069,660
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)(1)	1,020,000	1,055,098
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29(1)	2,000,000	2,121,520
Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 0.00%, 9/1/29(1)(3)	5,905,000	2,233,448
Metropolitan Water District of Southern California Rev. 5.75%, 8/10/18(1)	3,000,000	3,575,460
Metropolitan Water District of Southern California Rev., Series 2009 B, 5.00%, 7/1/30(1)	2,000,000	2,181,700
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	1,150,000	1,224,635
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.33%, 9/1/11(1)	1,500,000	1,499,580
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.33%, 9/1/11(1)	1,480,000	1,479,586
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34(1)	2,500,000	2,636,375
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)(1)	1,000,000	1,641,000
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/40(1)	1,000,000	1,099,570
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14(1)	1,000,000	1,077,760
Oakland Redevelopment Agency Tax Allocation Rev., (Central District), 5.50%, 2/1/14 (Ambac)(1)	3,215,000	3,324,921
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	540,000	535,561
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/22 (NATL)(1)	3,100,000	3,565,868
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,020,090
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,150,000	1,078,574
Palomar Pomerado Health GO Series 2009 A, (Election of 2004), 0.00%, 8/1/38 (AGC)(1)(3)	1,670,000	1,169,835
Palos Verdes Peninsula Unified School District GO, Series 2009 R, (Election of 2005), 0.00%, 8/1/33(1)(4)	2,600,000	749,762
Pasadena COP, (Old Pasadena Parking Facility), 6.25%, 1/1/18(1)	1,700,000	1,962,157
Pico Rivera Water Auth. Rev., Series 1999 A, (Water System), 5.50%, 5/1/29 (NATL)(1)	2,500,000	2,574,400
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL)(1)	1,000,000	1,194,560
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL)(1)	1,000,000	1,107,810
Porterville Public Financing Auth. Sewer Rev., 5.625%, 10/1/36(1)	1,500,000	1,643,805

14

Principal Amount	Value
Poway Unified School District Rev. (School Facilities Improvement) 0.00%, 8/1/41(1)(3)	$2,110,000	$317,682
Poway Unified School District Public Financing Auth. Rev., 7.875%, 9/15/39	1,070,000	1,146,098
Rancho Santa Fe Community Services District Financing Auth. Special Tax Rev., Series 2011 A, (Superior Lien), 5.50%, 9/1/25	1,000,000	1,016,150
Rancho Santa Fe Community Services District Financing Auth. Special Tax Rev., Series 2011 A, (Superior Lien), 5.50%, 9/1/26	1,000,000	1,007,650
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40(1)	740,000	764,524
Riverside Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Housing Set-Aside), 5.00%, 8/1/28 (NATL/FGIC)(1)	705,000	643,270
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.625%, 7/1/29(1)	1,000,000	1,062,460
Sacramento County Sanitation Districts Financing Auth. Rev., Series 2007 B, VRN, 0.70%, 9/1/11 (NATL/FGIC)(1)	1,500,000	1,054,080
Saddleback Valley Unified School District Public Financing Auth. Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)(1)	1,000,000	1,187,330
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	1,800,000	2,040,786
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/34(1)(3)	7,400,000	4,881,558
San Buenaventura Rev., (Community Memorial Health System) 7.50%, 12/1/41(1)	1,350,000	1,340,186
San Diego County COP Linked Security, ARC, YCC, 5.625%, 9/1/12 (Ambac)(1)	1,400,000	1,429,050
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/40(1)	3,000,000	2,959,200
San Diego County Water Auth. Rev., Series 2011 S1, (Subordinate Lien) 5.00%, 7/1/16(1)	1,665,000	1,973,608
San Diego Public Facilities Financing Auth. Sewer Rev., Series 2009 A, 5.25%, 5/15/34(1)	2,000,000	2,114,640
San Diego Public Facilities Financing Auth. Sewer Rev., Series 2010 A, 5.25%, 5/15/25(1)	2,000,000	2,258,200
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), VRDN, 2.25%, 12/4/12(1)	1,500,000	1,528,845
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23(1)	2,000,000	2,227,640
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24(1)	1,790,000	1,984,483
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29(1)	1,170,000	1,206,048
San Francisco City and County Public Utilities Commission Rev., Series 2011 A, 5.00%, 11/1/41(1)	1,000,000	1,050,790
San Francisco City and County Redevelopment Financial Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.625%, 8/1/27(1)	500,000	520,375
San Mateo County Joint Powers Financing Auth. Lease Rev., (Capital Projects Program), 6.50%, 7/1/15 (NATL)(1)	3,250,000	3,731,357
San Mateo County Joint Powers Financing Auth. Lease Rev., (Capital Projects Program), 6.00%, 7/1/19 (NATL)(1)	4,000,000	4,799,520
San Mateo Union High School District GO, Series 2011 A, (Election of 2006), 0.00%, 9/1/46(1)(3)	7,755,000	1,766,124

15

Principal Amount	Value
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30(1)	$500,000	$517,445
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/18(1)	1,105,000	1,331,426
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20(1)	2,500,000	3,032,775
Santa Margarita-Dana Point Auth. Rev., Series 1994 B, (Improvement Districts 3, 3A, 4, 4A), 7.25%, 8/1/14 (NATL)(1)	2,000,000	2,272,280
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42(1)	400,000	400,436
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42(1)	400,000	431,248
Santa Paula Utility Auth. Water Rev., 5.25%, 2/1/40(1)	2,500,000	2,569,200
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/25(1)	2,470,000	2,460,268
South Orange County Public Financing Auth. Special Tax Rev., Series 1994 A, (Senior Lien), 7.00%, 9/1/11 (NATL)(1)	2,000,000	2,000,000
South Placer Wastewater Auth. Rev., Series 2011 D, VRDN, 1.04%, 9/1/11(1)	2,060,000	2,060,536
Southern California Public Power Auth. Rev., (Multiple Projects), 6.75%, 7/1/13 (AGM-CR)(1)	3,730,000	4,122,918
Susanville Public Financing Auth. Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45(1)	1,000,000	981,440
Taft Public Financing Auth. Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17(1)	2,000,000	2,005,560
Tri-Dam Power Auth. Rev., 4.00%, 5/1/13	1,190,000	1,226,640
Tri-Dam Power Auth. Rev., 4.00%, 11/1/13	1,210,000	1,254,891
Tri-Dam Power Auth. Rev., 4.00%, 5/1/14	1,235,000	1,289,068
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	1,200,000	1,311,648
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/18(1)	1,215,000	1,240,017
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/19(1)	1,135,000	1,149,834
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40(1)	2,000,000	2,015,200
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)(1)	5,500,000	5,504,455
Ukiah Electric Rev., 6.25%, 6/1/18 (NATL)(1)	1,905,000	2,089,499
University of California Rev., Series 2005 B, 5.00%, 5/15/33 (AGM)(1)	2,000,000	2,022,280
University of California Rev., Series 2007 D, 5.00%, 5/15/32 (NATL/FGIC)(1)	1,545,000	1,583,780
Vallejo Water Rev., Series 2005 A, VRDN, 0.20%, 9/7/11 (LOC: JPMorgan Chase Bank N.A.)(1)	1,260,000	1,260,000
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	5,000,000	5,403,600
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	3,000,000	2,905,830
Vista COP, (Community Projects), 5.00%, 5/1/37 (NATL)(1)	4,200,000	4,098,864
Watsonville Insured Hospital Rev., Series 1996 A, (Community Hospital), 6.20%, 7/1/12 (California Mortgage Insurance)(1)(2)	685,000	715,688
Woodland COP, (Wastewater System), 5.75%, 3/1/12 (Ambac)(1)	870,000	883,694
		371,713,574

16

Principal Amount	Value
GUAM — 0.8%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	$900,000	$928,089
Guam Power Auth. Rev., Series 2010 A, 5.50%, 10/1/40	2,150,000	2,049,036
		2,977,125
PUERTO RICO — 1.5%
Puerto Rico GO, Series 2011 C, (Public Improvement), 5.75%, 7/1/36(1)	415,000	410,904
Puerto Rico Highway & Transportation Auth. Rev., Series 2007 M, 5.00%, 7/1/22(1)	2,220,000	2,252,368
Puerto Rico Infrastructure Financing Auth. Special Tax Rev., Series 2005 C, 5.50%, 7/1/23 (Ambac)(1)	2,000,000	2,129,780
University of Puerto Rico Rev., Series 2006 Q, 5.00%, 6/1/12(1)	1,200,000	1,225,668
		6,018,720
U.S. VIRGIN ISLANDS — 2.0%
Virgin Islands Public Finance Auth. Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17(1)	3,480,000	3,836,839
Virgin Islands Public Finance Auth. Rev., Series 2010 A, (Senior Lien), 5.00%, 10/1/20(1)	3,915,000	4,222,954
		8,059,793
TOTAL INVESTMENT SECURITIES — 97.7% (Cost $370,080,564)		388,769,212
OTHER ASSETS AND LIABILITIES — 2.3%		9,036,593
TOTAL NET ASSETS — 100.0%		$397,805,805

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
2	U.S. Long Bond	December 2011	$272,063	$(1,301)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
66	U.S. Treasury 2-Year Notes	December 2011	$14,553,000	$883

17

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments
AGC = Assured Guaranty Corporation
AGM = Assured Guaranty Municipal Corporation
AGM-CR = Assured Guaranty Municipal Corporation – Custodian Receipts
Ambac = Ambac Assurance Corporation
ARC = Auction Rate Certificate
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
GO = General Obligation
LOC = Letter of Credit
NATL = National Public Finance Guarantee Corporation
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
YCC = Yield Curve Certificate

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $14,826,000.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(4)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

18

Statement of Assets and Liabilities

AUGUST 31, 2011
Assets
Investment securities, at value (cost of $370,080,564)	$388,769,212
Cash	55,468
Receivable for investments sold	4,520,927
Receivable for capital shares sold	165,427
Interest receivable	4,992,043
398,503,077

Liabilities
Payable for capital shares redeemed	129,810
Payable for variation margin on futures contracts	2,563
Accrued management fees	158,653
Distribution and service fees payable	8,578
Dividends payable	397,668
697,272

Net Assets	$397,805,805

Net Assets Consist of:
Capital paid in	$392,904,402
Undistributed net investment income	255
Accumulated net realized loss	(13,787,082)
Net unrealized appreciation	18,688,230
$397,805,805

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$379,586,457	34,690,911	$10.94
Institutional Class	$27,172	2,483	$10.94
A Class	$11,044,152	1,009,364	$10.94*
B Class	$28,400	2,596	$10.94
C Class	$7,119,624	650,640	$10.94
*Maximum offering price $11.46 (net asset value divided by 0.955)

See Notes to Financial Statements.

19

Statement of Operations

YEAR ENDED AUGUST 31, 2011
Investment Income (Loss)
Income:
Interest	$19,691,305

Expenses:
Management fees	1,909,893
Distribution and service fees:
A Class	29,237
B Class	350
C Class	81,132
Trustees’ fees and expenses	21,329
Other expenses	1,105
2,043,046

Net investment income (loss)	17,648,259

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	23,516
Futures contract transactions	(959,132)
(935,616)

Change in net unrealized appreciation (depreciation) on:
Investments	(11,828,898)
Futures contracts	17,150
(11,811,748)

Net realized and unrealized gain (loss)	(12,747,364)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,900,895

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2011 AND AUGUST 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$17,648,259	$19,480,809
Net realized gain (loss)	(935,616)	(2,283,527)
Change in net unrealized appreciation (depreciation)	(11,811,748)	23,855,397
Net increase (decrease) in net assets resulting from operations	4,900,895	41,052,679

Distributions to Shareholders
From net investment income:
Investor Class	(16,786,465)	(18,720,262)
Institutional Class	(1,178)	(605)
A Class	(478,512)	(582,006)
B Class	(1,184)	(946)
C Class	(271,308)	(312,550)
From net realized gain:
Investor Class	—	(282,535)
A Class	—	(8,495)
B Class	—	(18)
C Class	—	(5,256)
Decrease in net assets from distributions	(17,538,647)	(19,912,673)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(41,468,463)	8,900,659

Net increase (decrease) in net assets	(54,106,215)	30,040,665

Net Assets
Beginning of period	451,912,020	421,871,355
End of period	$397,805,805	$451,912,020

Accumulated undistributed net investment income (loss)	$255	$(78,469)

See Notes to Financial Statements.

21

Notes to Financial Statements

AUGUST 31, 2011

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Long-Term Tax-Free Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. The fund pursues its objectives by investing primarily in long-term investment-grade municipal obligations.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. Sale of the Institutional Class commenced on March 1, 2010. On September 21, 2011, there were no outstanding B Class shares and the fund discontinued issuance of the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

22

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the year ended August 31, 2011 was 0.47% for the Investor Class, A Class, B Class and C Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for

23

individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the year ended August 31, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund had a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) was a custodian of the fund. JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the year ended August 31, 2011 were $253,902,297 and $305,893,062 respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2011		Year ended August 31, 2010(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,473,494	$26,603,949	2,702,970	$29,387,729
Issued in reinvestment of distributions	1,105,685	11,796,070	1,184,282	12,862,339
Redeemed	(6,929,408)	(73,088,293)	(3,826,672)	(41,505,709)
	(3,350,229)	(34,688,274)	60,580	744,359
Institutional Class
Sold	—	—	2,317	25,000
Issued in reinvestment of distributions	111	1,178	55	605
	111	1,178	2,372	25,605
A Class
Sold	464,347	5,006,889	810,728	8,777,394
Issued in reinvestment of distributions	37,754	403,591	37,822	411,170
Redeemed	(847,487)	(9,030,193)	(451,686)	(4,895,520)
	(345,386)	(3,619,713)	396,864	4,293,044
B Class
Sold	1,231	13,716	—	—
Issued in reinvestment of distributions	109	1,157	89	964
Redeemed	(1,254)	(13,410)	—	—
	86	1,463	89	964
C Class
Sold	112,923	1,197,159	463,115	5,026,696
Issued in reinvestment of distributions	8,212	87,793	11,540	125,311
Redeemed	(420,563)	(4,448,069)	(120,777)	(1,315,320)
	(299,428)	(3,163,117)	353,878	3,836,687
Net increase (decrease)	(3,994,846)	$(41,468,463)	813,783	$8,900,659

(1)	March 1, 2010 (commencement of sale) through August 31, 2010 for the Institutional Class.

24

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund frequently utilized interest rate risk derivative instruments throughout the reporting period, though the amounts held at period end as disclosed on the Schedule of Investments were lower than the fund’s typical volume during the period.

The value of interest rate risk derivative instruments as of August 31, 2011 is disclosed on the Statement of Assets and Liabilities as a liability of $2,563 in payable for variation margin on futures contracts. For the year ended August 31, 2011, the effect of interest rate risk derivative instruments on the Statement of Operations was $(959,132) in net realized gain (loss) on futures contract transactions and $17,150 in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

25

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2011 and August 31, 2010 were as follows:

	2011	2010
Distributions Paid From
Exempt income	$17,538,647	$19,549,168
Taxable ordinary income	—	—
Long-term capital gain	—	$363,505

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of August 31, 2011, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$370,206,579
Gross tax appreciation of investments	$22,231,488
Gross tax depreciation of investments	(3,668,855)
Net tax appreciation (depreciation) of investments	$18,562,633
Net tax appreciation (depreciation) on derivatives	—
Other book-to-tax adjustments	$(82,314)
Net tax appreciation (depreciation)	$18,480,319
Undistributed tax-exempt income	$255
Accumulated capital losses	$(13,579,171)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, book-to-tax amortization policies and the realization for tax purposes of unrealized gains (losses) on futures contracts. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(10,313,198) and $(3,265,973) expire in 2018 and 2019, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

26

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011	$11.20	0.47(2)	(0.27)	0.20	(0.46)	—	(0.46)	$10.94	2.02%	0.48%	4.38%	63%	$379,586
2010	$10.67	0.49(2)	0.54	1.03	(0.49)	(0.01)	(0.50)	$11.20	9.90%	0.48%	4.51%	25%	$426,044
2009	$10.83	0.50	(0.16)	0.34	(0.50)	—	(0.50)	$10.67	3.47%	0.49%	4.90%	36%	$405,263
2008	$10.98	0.51	(0.15)	0.36	(0.51)	—	(0.51)	$10.83	3.29%	0.49%	4.60%	29%	$431,008
2007	$11.36	0.51	(0.36)	0.15	(0.51)	(0.02)	(0.53)	$10.98	1.24%	0.49%	4.48%	18%	$442,058
Institutional Class
2011	$11.20	0.49(2)	(0.26)	0.23	(0.49)	—	(0.49)	$10.94	2.22%	0.28%	4.58%	63%	$27
2010(3)	$10.79	0.26(2)	0.41	0.67	(0.26)	—	(0.26)	$11.20	6.28%	0.28%(4)	4.69%(4)	25%(5)	$27
A Class
2011	$11.20	0.44(2)	(0.26)	0.18	(0.44)	—	(0.44)	$10.94	1.77%	0.73%	4.13%	63%	$11,044
2010	$10.67	0.47(2)	0.54	1.01	(0.47)	(0.01)	(0.48)	$11.20	9.63%	0.73%	4.26%	25%	$15,173
2009	$10.83	0.48	(0.16)	0.32	(0.48)	—	(0.48)	$10.67	3.22%	0.74%	4.65%	36%	$10,221
2008(6)	$11.10	0.44	(0.27)	0.17	(0.44)	—	(0.44)	$10.83	1.57%	0.74%(4)	4.41%(4)	29%(7)	$6,166
B Class
2011	$11.20	0.36(2)	(0.26)	0.10	(0.36)	—	(0.36)	$10.94	1.01%	1.48%	3.38%	63%	$28
2010	$10.67	0.38(2)	0.54	0.92	(0.38)	(0.01)	(0.39)	$11.20	8.81%	1.48%	3.51%	25%	$28
2009	$10.83	0.40	(0.16)	0.24	(0.40)	—	(0.40)	$10.67	2.44%	1.49%	3.90%	36%	$26
2008(6)	$11.10	0.36	(0.27)	0.09	(0.36)	—	(0.36)	$10.83	0.87%	1.49%(4)	3.64%(4)	29%(7)	$25

27

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
	Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2011	$11.20	0.36(2)	(0.26)	0.10	(0.36)	—	(0.36)	$10.94	1.01%	1.48%	3.38%	63%	$7,120
2010	$10.67	0.38(2)	0.54	0.92	(0.38)	(0.01)	(0.39)	$11.20	8.81%	1.48%	3.51%	25%	$10,641
2009	$10.83	0.40	(0.16)	0.24	(0.40)	—	(0.40)	$10.67	2.45%	1.49%	3.90%	36%	$6,362
2008(6)	$11.10	0.36	(0.27)	0.09	(0.36)	—	(0.36)	$10.83	0.87%	1.49%(4)	3.72%(4)	29%(7)	$1,209

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Computed using average shares outstanding throughout the period.

(3)	March 1, 2010 (commencement of sale) through August 31, 2010.

(4)	Annualized.

(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

(6)	September 28, 2007 (commencement of sale) through August 31, 2008.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2008.

See Notes to Financial Statements.

28

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century California Tax-Free and Municipal Funds and Shareholders of the California Long-Term Tax-Free Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California Long-Term Tax-Free Fund (one of the four funds in the American Century California Tax-Free and Municipal Funds, hereafter referred to as the “Fund”) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
October 19, 2011

29

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees), is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees.

Mr. Thomas is the only trustee who is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS). The trustees serve in this capacity for eight (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is
4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman, SBCC Group Inc. (investment advisory services) (2006 to present); Fellow in Practice, International Center for Finance, Yale University School of Management (1985 to present); Chief Executive Officer, Tribeca Global Management LLC (asset management firm) (2004 to 2006)	40	None
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	40	None
John Freidenrich (1937)	Trustee	Since 2005	Founder, Member and Manager, Regis Management Company, LLC (investment management firm) (April 2004 to present)	40	None

30

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995	Charles J. Meyers Professor of Law and Business, Stanford Law School (1979 to present); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	40	None
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, BlackRock, Inc. (investment management firm) (2010 to 2011); Senior Advisor, Barclays Global Investors (investment management firm) (2003 to 2009)	40	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	40	Intraware, Inc. (2003 to 2009)
Myron S. Scholes (1941)	Trustee	Since 1980	Chairman, Platinum Grove Asset Management, L.P. (asset manager) (1999 to 2009); Frank E. Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1996 to present)	40	Dimensional Fund Advisors (investment advisor); CME Group, Inc. (futures and options exchange)
John B. Shoven (1947)	Trustee	Since 2002	Professor of Economics, Stanford University (1973 to present)	40	Cadence Design Systems; Exponent; Financial Engines; Watson Wyatt Worldwide (2002 to 2006)

Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	104	None

31

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007
President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries

Barry Fink (1955)	Executive Vice President since 2007
Chief Operating Officer and Executive Vice President, ACC (September 2007 to present); President, ACS (October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007); Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as: Manager, ACS and Director, ACC and certain ACC subsidiaries

Maryanne L.. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000
Chief Compliance Officer, American Century funds, ACIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American Century funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present), General Counsel, ACC (March 2007 to present); Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

Robert J. Leach (1966)	Vice President, Treasurer and Chief Financial Officer since 2006	Vice President, ACS (February 2000 to present); and Controller, various American Century funds (1997 to September 2006)
David H. Reinmiller (1963)	Vice President since 2001	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present); Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

The Statement of Additional Information has additional information about the fund’s trustees and is available without charge, upon request, by calling 1-800-345-2021.

32

Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

33

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement

34

approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance and Portfolio Commentary sections of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

35

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

36

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

37

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $17,649,525 as exempt interest dividends for the fiscal year ended August 31, 2011.

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century California Tax-Free and Municipal Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-ANN-73005   1110

ANNUAL REPORT	AUGUST 31, 2011

California Tax-Free Money Market Fund

President’s Letter	2
Market Perspective	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	18
Report of Independent Registered Public Accounting Firm	19
Management	20
Approval of Management Agreement	23
Additional Information	28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2011. Our report offers investment performance and portfolio information, presented with the expert perspective and commentary of our municipal bond (muni) portfolio management team.

This report remains one of our most important vehicles for conveying information about investment performance, as well as the market factors that affect fund returns. For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site.

Muni Market Performance Climbed from Six-Month Deficit

As described in greater detail on page 3, broad muni market performance improved significantly after our last semiannual report (for the six months ended February 28, 2011).

That reporting period—when the Barclays Capital Municipal Bond Index declined 3.51%—included a turbulent two-and-a-half month span (the end of October 2010 to mid-January 2011) when a supply and demand imbalance roiled the market.

Overblown default fears—fueled by highly publicized analyst projections—compounded the market turbulence and helped trigger a wave of withdrawals from muni mutual funds. Though U.S. economic and stock market performance have been disappointing this year, making tax revenues tougher to collect, muni defaults have not approached the projected rates. Increased austerity and budget-balancing measures have helped maintain financial solvency for municipal issuers.

As 2011 and austerity measures unfolded, issuance of municipal debt declined dramatically and demand surged—relatively high yields compared with those of other high-quality bonds drew a surge of buyers. Munis rallied from mid-January through the end of the summer, helped by the rally of other high-quality bonds. This rewarded those who stayed the course and saw the turbulence as a buying opportunity.

Economic risks remain and more volatility is possible, but our muni portfolio management team liked the summer-end values of munis compared with Treasuries as a starting point for the next period. These dedicated experts provide more market and performance details in our enclosed 12-month Market Perspective. They will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Market Perspective

By David MacEwen, Chief Investment Officer, Fixed Income

Municipal bond (muni) indices advanced for the 12 months ended August 31, 2011 (see the table below). The moderately positive overall returns resulted from two distinct periods of performance characterized by shifting technical factors and dramatic changes in market sentiment.

After a quiet start to the reporting period, the muni market began to decline sharply in November 2010 amid a supply and demand imbalance. The expiration of the Build America Bonds (BABs) program, in which states and municipalities issued long-term taxable securities with federally subsidized interest rates, at the end of 2010 led to expectations that long-term bond issuance would shift back to the muni market, boosting supply. At the same time, demand for munis cratered as credit concerns—sparked by persistent state budget deficits and exaggerated media predictions of widespread muni defaults—led to heavy outflows from muni mutual funds.

Market conditions changed markedly in mid-January 2011, when the muni market bottomed and began a steady rebound that lasted through the end of the reporting period. The recovery began when opportunistic, non-traditional “cross-over” investors gravitated to the muni market to take advantage of relatively attractive muni yields following the market’s tumble in late 2010 and early 2011. Limited new issuance also contributed favorably to muni market performance—new muni issuance fell by 44% in the first half of 2011 compared with the same period in 2010, constrained by issuer austerity measures and the expiration of the BABs program, which accelerated into 2010 many new issues that would otherwise have come to market in 2011.

Although munis have been one of the top-performing segments in the fixed-income market during the first eight months of 2011, the severe decline from November to mid-January caused munis to underperform the returns of Treasury securities and the broad taxable bond market for the full 12-month period. Intermediate-term munis fared best as short-term munis were held in check by a stable interest rate policy from the Federal Reserve, while longer-term munis suffered disproportionately from muni fund outflows. From a credit and sector perspective, higher-quality munis outperformed lower-rated credits, while general obligation bonds outpaced tax revenue bonds.

U.S. Fixed-Income Total Returns
For the 12 months ended August 31, 2011
Barclays Capital Municipal Market Indices		Barclays Capital U.S. Taxable Market Indices
7 Year Municipal Bond	4.06%	Aggregate Bond	4.62%
Municipal High Yield Bond	3.45%	Treasury Bond	4.17%
Municipal Bond	2.66%
California Tax-Exempt Bond	2.62%
Long-Term Municipal Bond	1.84%

3

Performance

Total Returns as of August 31, 2011
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCTXX	0.01%(1)	1.26%(1)	1.31%(1)	2.80%	11/9/83

(1)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

4

Fund Characteristics

AUGUST 31, 2011
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.05%
7-Day Effective Yield
After waiver(1)	0.01%
7-Day Tax-Equivalent Current Yields(1)(2)
31.98% Tax Bracket	0.01%
34.70% Tax Bracket	0.02%
39.23% Tax Bracket	0.02%
41.05% Tax Bracket	0.02%
(1)Yields would have been lower if a portion of the management fee had not been waived.
(2)The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Portfolio at a Glance
Weighted Average Maturity	38 days
Weighted Average Life	72 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	84%
31-90 days	2%
91-180 days	0%
More than 180 days	14%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2011 to August 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/11	Ending Account Value 8/31/11	Expenses Paid During Period(1) 3/1/11 – 8/31/11	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$1.76	0.35%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.52	0.50%
Hypothetical
Investor Class (after waiver)	$1,000	$1,023.44	$1.79	0.35%
Investor Class (before waiver)	$1,000	$1,022.68	$2.55	0.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

7

Schedule of Investments

AUGUST 31, 2011

	Principal Amount	Value
Municipal Securities — 99.3%
CALIFORNIA — 99.3%
ABAG Finance Auth. for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.16%, 9/1/11 (LOC: LaSalle Bank N.A. and Bank of America N.A.)	$1,385,000	$1,385,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (St. Pauls-Day-Episcopal School), VRDN, 0.24%, 9/1/11 (LOC: Wells Fargo Bank N.A. and First Bank)	3,415,000	3,415,000
Anaheim Union High School District COP, (School Facility Bridge Funding), VRDN, 0.19%, 9/1/11 (AGM) (SBBPA: Wachovia Bank N.A.) (LOC: Wells Fargo Bank N.A. and Assured Guaranty Municipal Corp.)	1,795,000	1,795,000
Anaheim Union High School District COP, (School Facility Bridge Funding), VRDN, 0.19%, 9/1/11 (AGM) (SBBPA: Wachovia Bank N.A.) (LOC: Wells Fargo Bank N.A. and Assured Guaranty Municipal Corp.)	4,660,000	4,660,000
Apple Valley COP, (Public Facilities Financing), VRDN, 0.25%, 9/1/11 (LOC: Union Bank of California N.A. and California State Teacher’s Retirement System)	2,825,000	2,825,000
Austin Trust Various States GO, Series 2008-3019X, VRDN, 0.27%, 9/1/11 (FSA) (LIQ FAC: Bank of America N.A.)(1)	6,500,000	6,500,000
Austin Trust Various States GO, Series 2008-3044X, VRDN, 0.27%, 9/1/11 (FSA) (LIQ FAC: Bank of America N.A.)(1)	6,665,000	6,665,000
California Infrastructure & Economic Development Bank Rev., (Contemporary Jewish Museum), VRDN, 0.14%, 9/1/11 (LOC: Bank of America N.A.)	2,500,000	2,500,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA), VRDN, 0.36%, 9/1/11 (LOC: Bank of the West)	2,440,000	2,440,000
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.70%, 9/1/11 (LOC: Bank of the West)	2,830,000	2,830,000
California Infrastructure & Economic Development Bank Rev., (Country Schools), VRDN, 0.23%, 9/1/11 (LOC: First Republic Bank and Bank of New York Mellon)	3,000,000	3,000,000
California Infrastructure & Economic Development Bank Rev., (East Bay SPCA), VRDN, 0.28%, 9/1/11 (LOC: First Republic Bank and FHLB)	5,600,000	5,600,000
California Infrastructure & Economic Development Bank Rev., (Loyola High School), VRDN, 0.20%, 9/1/11 (LOC: First Republic Bank and FHLB)	4,500,000	4,500,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.31%, 9/1/11 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Municipal Finance Auth. Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.19%, 9/1/11 (LOC: Pacific Capital Bank N.A. and FHLB)	2,750,000	2,750,000
California Pollution Control Financing Auth. Rev., (Musco Family Olive), VRDN, 0.35%, 9/1/11 (LOC: Bank of the West)	3,200,000	3,200,000
California Pollution Control Financing Auth. Rev., (Sierra Pacific Industries), VRDN, 0.19%, 9/7/11 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000

8

Principal Amount	Value
California Pollution Control Financing Auth. Solid Waste Disposal Rev., (BLT Enterprises), VRDN, 0.22%, 9/7/11 (LOC: Union Bank of California N.A.)	$2,900,000	$2,900,000
California Pollution Control Financing Auth. Solid Waste Disposal Rev., Series 2010 A, (Alameda Country Industries), VRDN, 0.34%, 9/7/11 (LOC: Bank of the West)	2,460,000	2,460,000
California School Cash Reserve Program Auth. Rev., Series 2011 A, 2.00%, 3/1/12	6,000,000	6,048,200
California School Cash Reserve Program Auth. Rev., Series 2011 B, 2.00%, 6/1/12	9,000,000	9,101,796
California State Enterprise Development Auth. Rev., (Community Hospice Inc.), VRDN, 0.28%, 9/1/11 (LOC: Bank of Stockton and FHLB)	4,395,000	4,395,000
California State Enterprise Development Auth. Rev., (Humane Society Silicon Valley), VRDN, 0.28%, 9/1/11 (LOC: First Republic Bank and FHLB)	7,525,000	7,525,000
California State Enterprise Development Auth. Rev., (LBM Partnership LP), VRDN, 0.23%, 9/1/11 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
California Statewide Communities Development Auth. COP, VRDN, 0.20%, 9/7/11 (LOC: Union Bank of California N.A.)	2,650,000	2,650,000
California Statewide Communities Development Auth. Rev., (Goodwill of Santa Cruz), VRDN, 0.24%, 9/1/11 (LOC: Wells Fargo Bank N.A.)	1,200,000	1,200,000
California Statewide Communities Development Auth. Rev., (Metropolitan Area Advisory), VRDN, 0.41%, 9/1/11 (LOC: Bank of America N.A.)	2,565,000	2,565,000
California Statewide Communities Development Auth. Rev., (Tiger Woods Learning Center Foundation), VRDN, 0.46%, 9/1/11 (LOC: Bank of America N.A.)	1,500,000	1,500,000
California Statewide Communities Development Auth. Rev., (Trinity Children & Family), VRDN, 0.32%, 9/7/11 (LOC: Citizens Business Bank and California State Teacher’s Retirement System)	7,420,000	7,420,000
California Statewide Communities Development Auth. Multifamily Housing Rev., Series 2008-2680, (PUTTERs), VRDN, 0.31%, 9/1/11 (LOC: JPMorgan Chase Bank N.A.)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	7,500,000	7,500,000
Duarte COP, Series 2001 A, VRDN, 2.00%, 9/7/11 (LOC: Union Bank of California N.A. and California State Teacher’s Retirement System)	490,000	490,000
East Bay Municipal Utility District Wastewater System Rev., Series 2011 A, VRN, 0.23%, 9/1/11	3,400,000	3,400,000
East Bay Municipal Utility District Water System Rev., Series 2009 A1, VRN, 0.24%, 9/1/11	4,820,000	4,820,000
East Bay Municipal Utility District Water System Rev., Series 2009 A2, VRN, 0.24%, 9/1/11	10,400,000	10,400,000
El Monte COP, Series 2003 A, (Community Improvement), VRDN, 0.25%, 9/1/11 (LOC: Union Bank of California N.A. and California State Teacher’s Retirement System)	3,995,000	3,995,000
Hanford Sewer System Rev., Series 1996 A, VRDN, 0.32%, 9/1/11 (LOC: Union Bank of California N.A.)	1,000,000	1,000,000
Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.20%, 9/1/11 (SBBPA: JPMorgan Chase Bank N.A.)	4,690,000	4,690,000

9

Principal Amount	Value
Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 89-10), VRDN, 0.13%, 9/1/11 (LOC: State Street Bank & Trust Co. and California State Teacher’s Retirement System)	$1,000,000	$1,000,000
Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2006 B, (Assessment District No. 03-19), VRDN, 0.13%, 9/1/11 (LOC: U.S. Bank N.A. and California State Teacher’s Retirement System)	1,152,000	1,152,000
Irvine Ranch Water District Rev., Series 2011 A1, VRN, 0.25%, 9/1/11	4,000,000	4,000,000
JP Morgan Chase PUTTERs/DRIVERs Trust Series 2011-3934, VRDN, 0.14%, 9/1/11 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	4,200,000	4,200,000
Los Angeles County Tax & Rev. Anticipation Notes GO, Series 2011 A 2.50%, 2/29/12	4,500,000	4,548,200
Los Angeles County Tax & Rev. Anticipation Notes GO, Series 2011 B 2.50%, 3/30/12	10,500,000	10,630,577
Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, 2.50%, 3/30/12	5,500,000	5,569,364
Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, 2.50%, 4/30/12	7,500,000	7,607,227
Metropolitan Water District of Southern California Rev., Series 2009 A1, VRN, 0.21%, 9/1/11	14,185,000	14,180,753
Metropolitan Water District of Southern California Rev., Series 2009 A2, VRN, 0.21%, 9/1/11	7,000,000	7,000,000
Monterey Peninsula Water Management District COP, (Wasterwater Reclamation), VRDN, 0.20%, 9/1/11 (LOC: Wells Fargo Bank N.A.)	800,000	800,000
Orange County Housing Multifamily Apartments Development Auth. Rev., Series 1985 CC, (Lantern Pines), VRDN, 0.17%, 9/7/11 (FNMA) (LIQ FAC: FNMA)	1,450,000	1,450,000
Paramount Unified School District COP, (School Facility Bridge Funding Program), VRDN, 0.19%, 9/1/11 (AGM) (SBBPA: Wachovia Bank N.A.) (LOC: Wells Fargo Bank N.A. and Assured Guaranty Municipal Corp.)	3,020,000	3,020,000
Redondo Beach Public Financing Auth. Rev., (Pier Reconstruction Refinancing), VRDN, 0.23%, 9/1/11 (LOC: Bank of the West)	700,000	700,000
Reedley COP, (Mennonite Bretheren Homes), VRDN, 0.22%, 9/1/11 (LOC: Bank of the Sierra and FHLB)	8,885,000	8,885,000
Riverside County Rev., (Teeter Notes), 2.00%, 10/12/11	5,000,000	5,007,178
Riverside Water Rev., Series 2011 A, VRN, 0.28%, 9/1/11	8,880,000	8,880,000
Santa Ana Multifamily Housing Auth. Rev., Series 1995 A, (Harbor Pointe Apartments), VRDN, 0.21%, 9/1/11 (FNMA) (LIQ FAC: FNMA)	300,000	300,000
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.56%, 9/1/11 (LOC: Landesbank Baden-Wurttemberg)	28,700,000	28,700,000
Sweetwater Union High School District GO, Series 2008-2684, (PUTTERs), VRDN, 0.31%, 9/1/11 (FSA) (LIQ FAC: JPMorgan Chase Bank N.A.) (LOC: JPMorgan Chase Bank N.A. and Assured Guaranty Municipal Corp.)(1)	3,500,000	3,500,000
Three Valleys Municipal Water District COP, (Miramar Water Treatment), VRDN, 0.19%, 9/7/11 (LOC: Wells Fargo Bank N.A.)	3,200,000	3,200,000

10

Principal Amount	Value
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 07-1), VRDN, 0.13%, 9/1/11 (LOC: Bank of America N.A.)	$3,200,000	$3,200,000
Vallejo Water Rev., Series 2005 A, VRDN, 0.18%, 9/7/11 (LOC: JPMorgan Chase Bank N.A.)	1,805,000	1,805,000
Victorville Joint Powers Financing Auth. Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 3.25%, 9/1/11 (LOC: BNP Paribas)	14,905,000	14,905,000
Yolo County Multifamily Housing Rev., Series 1998 A, (Primero Grove), VRDN, 0.31%, 9/1/11 (LOC: Bank of the West and California State Teacher’s Retirement System)	7,680,000	7,680,000
TOTAL INVESTMENT SECURITIES — 99.3%		297,380,295
OTHER ASSETS AND LIABILITIES — 0.7%		1,985,801
TOTAL NET ASSETS — 100.0%		$299,366,096

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments
AGM = Assured Guaranty Municipal Corporation
COP = Certificates of Participation
DRIVERs = Derivative Inverse Tax-Exempt Receipts
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
PUTTERs = Puttable Tax-Exempt Receipts
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $28,365,000, which represented 9.5% of total net assets.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

AUGUST 31, 2011
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$297,380,295
Cash	84,230
Receivable for investments sold	1,500,000
Receivable for capital shares sold	195,796
Interest receivable	321,085
299,481,406

Liabilities
Payable for capital shares redeemed	31,128
Accrued management fees	84,044
Dividends payable	138
115,310

Net Assets	$299,366,096

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	299,357,003

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$299,356,999
Undistributed net realized gain	9,097
$299,366,096

See Notes to Financial Statements.

12

Statement of Operations

YEAR ENDED AUGUST 31, 2011
Investment Income (Loss)
Income:
Interest	$1,274,827

Expenses:
Management fees	1,593,761
Trustees’ fees and expenses	16,913
Other expenses	1,247
1,611,921
Fees waived	(369,110)
1,242,811

Net investment income (loss)	32,016

Net realized gain (loss) on investment transactions	9,097

Net Increase (Decrease) in Net Assets Resulting from Operations	$41,113

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2011 AND AUGUST 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$32,016	$37,917
Net realized gain (loss)	9,097	3,232
Net increase (decrease) in net assets resulting from operations	41,113	41,149

Distributions to Shareholders
From net investment income	(32,016)	(37,751)
From net realized gain	(3,232)	(68,617)
Decrease in net assets from distributions	(35,248)	(106,368)

Capital Share Transactions
Proceeds from shares sold	93,458,296	104,177,823
Proceeds from reinvestment of distributions	33,601	101,772
Payments for shares redeemed	(139,696,532)	(198,286,690)
Net increase (decrease) in net assets from capital share transactions	(46,204,635)	(94,007,095)

Net increase (decrease) in net assets	(46,198,770)	(94,072,314)

Net Assets
Beginning of period	345,564,866	439,637,180
End of period	$299,366,096	$345,564,866

Transactions in Shares of the Fund
Sold	93,458,296	104,177,823
Issued in reinvestment of distributions	33,601	101,772
Redeemed	(139,696,532)	(198,286,690)
Net increase (decrease) in shares of the fund	(46,204,635)	(94,007,095)

See Notes to Financial Statements.

14

Notes to Financial Statements

AUGUST 31, 2011

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. The fund pursues its objectives by investing primarily in high-quality, very short-term municipal obligations.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

15

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. The effective annual management fee for the year ended August 31, 2011 was 0.49% before waiver and 0.37% after waiver.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC.

The fund had a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) was a custodian of the fund. JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIS and JPMCB terminated on July 31, 2011.

4. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s municipal securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

16

5. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

6. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2011 and August 31, 2010 were as follows:

	2011	2010
Distributions Paid From
Exempt income	$32,016	$37,751
Taxable ordinary income	$3,232	$68,617
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of August 31, 2011, the components of distributable earnings on a tax-basis were undistributed ordinary income and undistributed tax-exempt income of $9,097 and $138, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31
Per-Share Data								Ratios and Supplemental Data
			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2011	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.38%	0.50%	0.01%	(0.11)%	$299,366
2010	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.03%	0.34%	0.50%	0.01%	(0.15)%	$345,565
2009	$1.00	0.01	(0.01)	—	(0.01)	$1.00	0.77%	0.49%	0.55%	0.83%	0.77%	$439,637
2008	$1.00	0.02	(0.02)	—(2)	(0.02)	$1.00	2.38%	0.47%	0.51%	2.32%	2.28%	$580,049
2007	$1.00	0.03	(0.03)	—	(0.03)	$1.00	3.16%	0.49%	0.51%	3.12%	3.10%	$552,347

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

18

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century California Tax-Free and Municipal Funds and Shareholders of the California Tax-Free Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California Tax-Free Money Market Fund (one of the four funds in the American Century California Tax-Free and Municipal Funds, hereafter referred to as the “Fund”) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
October 19, 2011

19

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees), is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees.

Mr. Thomas is the only trustee who is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS). The trustees serve in this capacity for eight (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman, SBCC Group Inc. (investment advisory services)(2006 to present); Fellow in Practice, International Center for Finance, Yale University School of Management (1985 to present); Chief Executive Officer, Tribeca Global Management LLC (asset management firm) (2004 to 2006)	40	None
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	40	None
John Freidenrich (1937)	Trustee	Since 2005	Founder, Member and Manager, Regis Management Company, LLC (investment management firm) (April 2004 to present)	40	None

20

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995	Charles J. Meyers Professor of Law and Business, Stanford Law School (1979 to present); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	40	None
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, BlackRock, Inc. (investment management firm) (2010 to 2011); Senior Advisor, Barclays Global Investors (investment management firm) (2003 to 2009)	40	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	40	Intraware, Inc. (2003 to 2009)
Myron S. Scholes (1941)	Trustee	Since 1980	Chairman, Platinum Grove Asset Management, L.P. (asset manager) (1999 to 2009); Frank E. Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1996 to present)	40	Dimensional Fund Advisors (investment advisor); CME Group, Inc. (futures and options exchange)
John B. Shoven (1947)	Trustee	Since 2002	Professor of Economics, Stanford University (1973 to present)	40	Cadence Design Systems; Exponent; Financial Engines; Watson Wyatt Worldwide (2002 to 2006)

Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	104	None

21

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007
President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries

Barry Fink (1955)	Executive Vice President since 2007
Chief Operating Officer and Executive Vice President, ACC (September 2007 to present); President, ACS (October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007); Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as: Manager, ACS and Director, ACC and certain ACC subsidiaries

Maryanne L. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000
Chief Compliance Officer, American Century funds, ACIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American Century funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present), General Counsel, ACC (March 2007 to present); Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

Robert J. Leach (1966)	Vice President, Treasurer and Chief Financial Officer since 2006	Vice President, ACS (February 2000 to present); and Controller, various American Century funds (1997 to September 2006)
David H. Reinmiller (1963)	Vice President since 2001	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present); Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

The Statement of Additional Information has additional information about the fund’s trustees and is available without charge, upon request, by calling 1-800-345-2021.

22

Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

23

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement

24

approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

25

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

26

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

27

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $31,988 as exempt interest dividends for the fiscal year ended August 31, 2011.

The fund hereby designates $3,232 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century California Tax-Free and Municipal Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-ANN-73007   1110

ITEM 2.  CODE OF ETHICS.

(a)
The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)	No response required.

(c)	None.

(d)	None.

(e)	Not applicable.

(f)
The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	Tanya S. Beder, Peter F. Pervere and Ronald J. Gilson are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

(b)	No response required.

(c)	No response required.

(d)	No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2010:                    $98,377
FY 2011:                    $97,546

(b)	Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:
FY 2010: $0 FY 2011: $0
Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):
FY 2010: $0 FY 2011: $0

(c)	Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2010:                    $6,613
FY 2011:                    $0

These services included assistance with communications and filings to the Internal Revenue Service for a change in accounting method.

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2010:                    $6,613
FY 2011:                    $0

These services included assistance with communications and filings to the Internal Revenue Service for a change in accounting method.
(d)	All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:
FY 2010: $0 FY 2011: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):
FY 2010: $0 FY 2011: $0
(e)(1)
In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee.  Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)
All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.  Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2010:                    $190,563
FY 2011:                    $177,628

(h)
The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.  The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)
Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 28, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 28, 2011